UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-05878

__Franklin Value Investors Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: _10/31/20

Item 1. Reports to Stockholders.
ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Value
Investors Trust
October 31, 2020
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Franklin MicroCap Value Fund
Franklin Mutual U.S. Value Fund
Franklin Small Cap Value Fund

Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the annual report

Shareholder Letter
Dear Franklin Fund Shareholder:
During the 12 months ended October 31, 2020, U.S. equity
markets were volatile and initially declined beginning in
March as lockdown measures to slow the novel coronavirus
(COVID-19) pandemic disrupted global economic activity,
ending both the longest expansion and bull market in U.S.
history. In response, the U.S. Federal Reserve and Congress
undertook unprecedented monetary and fiscal measures,
respectively, to restore confidence in the economy. Share
prices rose off the market bottom in March and approached
February all-time highs. A spike in COVID-19 diagnoses and
uncertainty about presidential and congressional elections
would later lead to negative investor sentiment.
The period opened with stocks rallying, lifted by the
successful completion of a phase-one trade agreement
between the U.S. and China and accommodative monetary
policy to keep consumer spending at supportive levels.
Then, COVID-19 emerged.
As the pandemic evolved into a global public health crisis,
countries around the world closed borders and restricted
residents’ movements in efforts to “flatten the curve” of the contagion. The ensuing financial downturn was severe. The
second quarter of calendar year 2020 laid bare the extent
of the damage as gross domestic product (GDP) fell at a
record annualized rate, and corporate earnings retreated by
a significant amount as business and consumer spending
evaporated.
Despite the dire economic environment, stocks rallied as
the monetary and political response provided significant
amounts of liquidity, much of which flowed into risk assets.
Investors bid up shares of technology companies that
benefited from remote working, cloud software and other
technology trends.
Calendar year third-quarter GDP surged at a record pace,
recovering much lost ground. Corporate earnings also began
to improve, with a majority of companies reporting results
above consensus expectations, albeit from a reduced base.
However, stocks sold off in October, due to heightened U.S.
fiscal policy uncertainty, resurgent COVID-19 cases and
fears of a disputed U.S. presidential election outcome.
We believe stock market volatility is likely to remain elevated for the remainder of 2020. Democrats and Republicans have
proposed substantially different economic policy plans, and
depending on which party controls the Senate, the tax and
regulatory environment could be substantially different for
the overall economy and specific key sectors like energy,
health care, financials and information technology.
Amid these elevated risks, we remain focused on identifying
opportunities to improve the quality of our portfolios at
relatively attractive valuations. Our process of finding
underappreciated and misunderstood companies with
identifiable catalysts to unlock shareholder value may
provide meaningful upside potential, and a degree of
downside protection during turbulent periods. While volatility is unnerving, it is important to remember that it is inherent to investing in risk assets, and that the market historically rewards investors who take a long-term perspective.
On a closing note, this is my final letter to you as Chief
Investment/Executive Officer. Christian Correa, who has
served as Director of Research and Co-Portfolio Manager
of our Mutual Discovery and Mutual Beacon funds, will
succeed me on November 2, 2020. I have worked closely
with Christian since he joined us in 2003, and I am confident in his leadership of our fund group. I will continue to serve as
Chairman of Mutual Series through early 2021 to assist with
the transition.
On the following pages, the portfolio management team of
each Fund reviews investment decisions made during this
period. Please remember all securities markets fluctuate, as do mutual fund share prices. We thank you for investing with
Franklin Templeton, welcome your questions and comments,
and look forward to continuing to serve your investment
needs in the years ahead.
Sincerely,
Peter A. Langerman
Chief Executive Officer – Investment Management
Franklin Value Investors Trust
This letter reflects our analysis and opinions as of October
31, 2020 , unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.

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Annual Report

Contents
Annual Report
Economic and Market Overview 3
Franklin MicroCap Value Fund 4
Franklin Mutual U.S. Value Fund 11
Franklin Small Cap Value Fund 18
Financial Highlights and Statements of Investments 25
Financial Statements 49
Notes to Financial Statements 54
Report of Independent Registered Public Accounting Firm 69
Tax Information 70
Board Members and Officers 71
Shareholder Information 76
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), posted solid gains during the 12 months
ended October 31, 2020. Equities advanced near the
end of 2019, aided by relatively steady economic growth,
easing trade tensions and the U.S. Federal Reserve’s
(Fed’s) supportive monetary policy. However, a sharp
selloff began in late February 2020 amid investor fears of
a global economic slowdown due to the novel coronavirus
(COVID-19) pandemic. Such fears drove many investors
to sell equities and buy government bonds, cash and other
investments perceived as safe. Nevertheless, equities began
to advance in late March, as monetary and fiscal stimulus
drove stocks, as measured by the S&P 500, to all-time price
highs in early September, before retreating in the period’s
final months.
Pandemic-related restrictions severely curtailed
economic activity, resulting in mass layoffs that drove the
unemployment rate to 14.7% in April 2020.
1
The longest
U.S. economic expansion in history ended in February,
according to the National Bureau of Economic Research,
and the country slipped into a deep recession with second-
quarter 2020 gross domestic product (GDP) posting a record
annualized decline.
In an effort to support the economy, the Fed lowered the
federal funds target rate to a range of 0.00%–0.25% in
March 2020. The Fed also enacted quantitative easing
measures aimed at ensuring credit flows to borrowers and
supporting credit markets with unlimited amounts of bond
purchasing. Furthermore, the Fed signaled that interest rates would potentially remain low, even if inflation persistently exceeded the Fed’s 2% target.
Equities began to rebound in late March 2020, benefiting
from fiscal and monetary stimulus and a gradual lifting of
restrictions. Optimism about potential COVID-19 vaccines,
rising retail sales and rebounding economic activity led the third-quarter GDP to expand at a record annualized pace.
Despite surging summer infection rates, stocks reversed
earlier losses and posted sharp gains. However, stocks
declined in the period’s last two months amid investor
concerns that the economic recovery was stalling, as new
job growth slowed and unemployment claims remained
high. The unemployment rate, however, declined to 6.9% at
period-end.
1
Concerns about possible new restrictions due
to rising COVID-19 infection rates, the government’s lack of consensus about additional fiscal stimulus and uncertainties surrounding the upcoming presidential election also
tempered investor enthusiasm.
The foregoing information reflects our analysis and opinions as of October 31, 2020. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Bureau of Labor Statistics
See www.franklintempletondatasources.com for additional data provider information

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Annual Report
Franklin MicroCap Value Fund
This annual report for Franklin MicroCap Value Fund covers
the fiscal year ended October 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks high total return, of which capital
appreciation and income are components. Under normal
market conditions, the Fund invests at least 80% of its net
assets in securities of microcap companies with market
capitalizations under $500 million at the time of purchase
that we believe are undervalued in the marketplace and
have the potential for capital appreciation. The Fund invests predominantly in common stocks.
Performance Overview
The Fund’s Class A shares posted a -12.10% cumulative
total return for the 12 months under review. In comparison,
the Russell 2000
®
Value Index, which measures performance
of those Russell 2000
®
Index companies with relatively
lower price-to-book ratios and lower forecasted growth
rates, posted a -13.92% total return for the same period.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Our strategy is to buy shares of financially sound, well-
established companies at a low price-to-book value. In
the case of financial companies, we look for consistently
increasing book value over time. Book value per share
is a company’s net worth or shareholders’ equity on an
accounting or book basis, divided by shares outstanding.
This strategy is not aimed at short-term trading gains, nor do we consider the composition of any index. Rather, we try to
identify individual companies that meet our investment
criteria and we assume at purchase that we will hold the
positions for several years. The Fund may invest up to 25%
of its total assets in foreign securities.
Manager’s Discussion
The Fund had a negative return during the 12-month period
but performed better than the benchmark index. Stock
selection and an overweighted position in the industrials
sector, and stock selection and an underweighted position
in real estate, contributed to relative return. Stock selection in communication services was also beneficial to relative
results. Conversely, stock selection in both the materials
Portfolio Composition
10/31/20
% of Total
Net Assets
Banks 16.7%
Machinery 9.2%
Thrifts & Mortgage Finance 6.5%
Construction & Engineering 6.2%
Specialty Retail 5.0%
Hotels, Restaurants & Leisure 5.0%
Textiles, Apparel & Luxury Goods 4.7%
Electrical Equipment 4.0%
Real Estate Management & Development 3.8%
Electronic Equipment, Instruments &
Components 3.4%
Semiconductors & Semiconductor Equipment 3.1%
Household Durables 2.9%
Health Care Equipment & Supplies 2.7%
Communications Equipment 2.2%
Metals & Mining 2.1%
Building Products 2.1%
Diversified Telecommunication Services 2.1%
Health Care Technology 2.0%
Mortgage Real Estate Investment Trusts (REITs) 1.8%
Oil, Gas & Consumable Fuels 1.2%
Food & Staples Retailing 1.2%
Equity Real Estate Investment Trusts (REITs) 1.1%
Aerospace & Defense 1.1%
Other 7.9%
Short-Term Investments & Other Net Assets 2.0%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
28
.

Franklin MicroCap Value Fund

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Annual Report
and consumer discretionary sectors detracted from relative
performance, as did underweighted positions and stock
selection in both health care and information technology.
Holdings that detracted from Fund performance during the
period included Investar Holding, Caleres and Southern
Missouri Bancorp.
Shares of Investar Holdings, a community bank based in
Louisiana, performed poorly. Investor sentiment for financials stocks turned negative following emergency Federal
Reserve Board interest rate cuts, which are detrimental to
banks’ net interest income. Also, banks in the southern U.S.
are feeling additional pressure as oil and gas markets have
weakened significantly, thereby increasing the odds that the energy loans carried by these banks are increasingly risky.
Despite these headwinds, Investar’s management team has
continued to execute their prudent expansion plan, including the acquisition of two bank branches across state lines in
Texas.
Caleres, a designer and retailer of women’s and family
footwear, suffered earlier this calendar year when the
pandemic forced the company to temporarily shutter its
chain of Famous Footwear retail stores and halt distribution of its products to third-party footwear retailers. Furthermore, significant debt on its balance sheet led to heightened
investor concerns about the company’s liquidity and ability
to weather protracted weakness in the economy. Given
the elevated financial risk profile, as well as management’s inconsistent historical performance, we exited the position
and redeployed the funds into what we considered more
attractive opportunities.
Southern Missouri Bancorp’s stock price was punished
following Fed interest rates cuts to support the economy in
response to novel coronavirus lockdowns. Concerns about
the loan book risk also contributed to negative investor
sentiment. However, the community bank’s conservative
management culture and track record of weathering prior
downturns will help it navigate any near-term headwinds, in
our view.
Contributors to Fund performance during the period included
Ameresco, Shyft Group and LSI Industries. All these
holdings are listed among the Fund's largest positions in the
Top 10 Holdings table on this page.
Ameresco, a designer and operator of renewable energy
solutions, has emerged largely unscathed from the
pandemic, due to the long-term, contractual nature of its
business. Management believes its near-term outlook is
positive as customers look to deploy the company’s energy
savings solutions to reduce operating costs. Growth in
alternative energy is a potential longer-term advantage.
In our opinion, Ameresco will benefit from both structural
advantages and a cyclical recovery in the short to medium
term.
Shyft Group, a specialty manufacturer of commercial
delivery vehicles, is a beneficiary of the secular growth in
e-commerce, which has accelerated as consumers and
businesses increasingly turn to online purchasing during the pandemic. The company’s backlog of orders continues to
grow, and management is making prudent investments in
electric and refrigerated vehicles to expand the portfolio of products and services. Debt on the balance sheet used to
fund acquisitions has declined significantly, due to healthy cash flow, and we believe Shyft is in a strong position to
weather industry volatility or pursue other corporate targets.
Graphics and lighting solutions provider LSI Industries
has performed well during the period as the strategic plan
implemented by Chief Executive Officer Jim Clark to improve
the business has been on target. A $100 million contract to
supply a large restaurant customer with new outdoor digital
menus was a positive surprise and was confirmation of
the company’s direction. In addition, management expects
minimal disruption among their oil/petroleum customers,
despite the volatility in oil prices this calendar year.
Top 10 Holdings
10/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Ameresco , Inc. 2.8%
Construction & Engineering, United States
Griffin Industrial Realty, Inc. 2.8%
Real Estate Management & Development,
United States
First Internet Bancorp 2.6%
Banks, United States
Shyft Group, Inc. (The) 2.6%
Machinery, United States
Hurco Cos., Inc. 2.4%
Machinery, United States
Northeast Bank 2.2%
Banks, United States
Rocky Brands, Inc. 2.1%
Textiles, Apparel & Luxury Goods, United States
Alamo Group, Inc. 2.1%
Machinery, United States
Gibraltar Industries, Inc. 2.1%
Building Products, United States
LSI Industries, Inc. 2.1%
Electrical Equipment, United States

Franklin MicroCap Value Fund

franklintempleton.com
Annual Report
Thank you for your participation in Franklin MicroCap
Value Fund. We look forward to continuing to serve your
investment needs.
Oliver Wong, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of October 31, 2020
Franklin MicroCap Value Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -12.10% -16.94%
5-Year +11.68% +1.09%
10-Year +84.71% +5.73%
Advisor
1-Year -11.95% -11.95%
5-Year +13.01% +2.48%
10-Year +89.14% +6.58%
See page 9 for Performance Summary footnotes.

Franklin MicroCap Value Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/10–10/31/20)
Advisor Class
(11/1/10–10/31/20)

Franklin MicroCap Value Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s ability to invest in smaller company securities that may have limited liquidity involves additional risks, such as relatively small revenues, limited product lines and small market share. Historically, these stocks have exhibited greater price volatility than larger-company stocks, especially over the short term. In addition, the Fund may invest up to 25% of its total assets in foreign securities, which involve special risks, including currency fluctuations and economic and political uncertainty. Value securities may not increase in price as anticipated or may decline further in value. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the econo-
mies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The Russell 2000 Value Index is market capitalization weighted and measures performance of those Russell 2000 Index companies with relatively lower price-to-book ratios and lower forecasted growth rates.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/19–10/31/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0586 $0.0433 $4.6709 $4.7728
R6 $0.1766 $0.0433 $4.6709 $4.8908
Advisor $0.1311 $0.0433 $4.6709 $4.8453
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.22% 1.23%
Advisor 0.97% 0.98%

Your Fund’s Expenses
Franklin MicroCap Value Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements . Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/20
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1, 2
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,132.09 $7.02 $1,018.55 $6.65 1.31%
R6 $1,000 $1,134.02 $5.15 $1,020.31 $4.88 0.96%
Advisor $1,000 $1,132.78 $5.68 $1,019.81 $5.38 1.06%

franklintempleton.com
Annual Report
Franklin Mutual U.S. Value Fund
This annual report for Franklin Mutual U.S. Value Fund
covers the fiscal year ended October 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks high total return, of which capital
appreciation and income are components. Under normal
market conditions, the Fund invests in equity securities
of mid- and large-cap U.S. companies with the remaining
portion in smaller companies that we believe are available at market prices less than their intrinsic value. The Fund is not limited to pre-set maximums or minimums governing the size
of the companies in which it may invest. The Fund invests
predominantly in equity securities (including securities
convertible into, or that we expect to be exchanged for,
common or preferred stock). The Fund currently does not
expect to invest more than 10% of its net assets in non-U.S.
securities. The income the Fund receives from investments
in dividend paying stocks, preferred stocks and convertible
securities varies depending upon current market and
economic conditions.
Performance Overview
The Fund’s Class A shares posted a -13.94% cumulative
total return for the 12 months under review. In comparison,
the Russell 3000
®
Value Index, which measures performance
of those Russell 3000
®
Index companies with relatively
lower price-to-book ratios and lower forecasted growth
rates, posted a -8.00% total return for the same period.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 14 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We employ a research driven, fundamental value strategy
for the Fund that focuses on the market price of a company’s securities relative to our own evaluation of the company’s
asset value, including an analysis of book value, cash flow
potential, balance sheet strength, long-term earnings, and
multiples of earnings. The types of companies the Fund may
invest in include those that may be considered out of favor
due to actual or perceived cyclical or secular challenges,
Portfolio Composition
10/31/20
% of Total
Net Assets
Banks 11.2%
Pharmaceuticals 6.9%
Food Products 5.9%
Software 5.0%
Insurance 4.7%
Equity Real Estate Investment Trusts (REITs) 4.0%
Media 3.9%
Chemicals 3.6%
Health Care Equipment & Supplies 3.1%
Oil, Gas & Consumable Fuels 2.7%
Building Products 2.7%
Automobiles 2.7%
Health Care Providers & Services 2.6%
Consumer Finance 2.5%
Textiles, Apparel & Luxury Goods 2.4%
Electric Utilities 2.3%
Electronic Equipment, Instruments &
Components 2.2%
Machinery 2.2%
Diversified Financial Services 2.1%
Household Durables 2.0%
Technology Hardware, Storage & Peripherals 2.0%
Industrial Conglomerates 1.9%
Independent Power and Renewable Electricity
Producers 1.8%
Metals & Mining 1.8%
Specialty Retail 1.7%
Entertainment 1.6%
IT Services 1.6%
Aerospace & Defense 1.6%
Commercial Services & Supplies 1.4%
Electrical Equipment 1.3%
Energy Equipment & Services 1.3%
Wireless Telecommunication Services 1.2%
Life Sciences Tools & Services 1.2%
Semiconductors & Semiconductor Equipment 1.2%
Short-Term Investments & Other Net Assets 3.7%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 37.

Franklin Mutual U.S. Value Fund

franklintempleton.com
Annual Report
or are experiencing temporary setbacks, diminished
expectations, mismanagement or undermanagement, or are
financially stressed.
Manager’s Discussion
The Fund had a negative return during the 12-month
period and underperformed the benchmark index. Stock
selection in both the financials and the real estate sectors detracted from relative performance, as did underweighted
positions and stock selection in industrials and health care.
Conversely, stock selection and an overweighted position in
the information technology sector as well as stock selection and an underweighted position in materials contributed
positively to relative return. Stock selection among utilities and consumer discretionary companies were also beneficial
to relative results.
During the period, detractors from Fund performance
included Brixmor Property Group, American International
Group (AIG) and Schlumberger.
Shares of Brixmor were sluggish and trended down, amid
a challenging environment for real estate investment trusts
(REIT). A shopping center REIT, Brixmor’s second-quarter
results, released in August, were in line with expectations:
rent collections trended up during the period, albeit with
deferred rent income concessions; and leasing volume,
while down quarter-over quarter, was relatively healthy. The board suspended the third-quarter dividend as part of its
efforts to preserve liquidity. Despite share price weakness, we remain attracted to Brixmor due to its inexpensive
valuation, its ability to deliver healthy forward leasing
spreads, a nearly 50% exposure to an essential tenant base
including supermarkets and drugstores as well its portfolio
repositioning that should could enable it to capture greater market share from tenants migrating away from enclosed
malls to open-air shopping centers, in our analysis.
Shares of insurer AIG retreated as novel coronavirus
(COVID-19) concerns and a lack of progress on improving
return on equity contributed to negative investor sentiment.
The insurer’s stock price rallied late in the period after
management announced that it would divest the life
insurance and retirement business and focus on property
casualty insurance. Company President Peter Zaffino will
succeed Brian Duperrault as CEO. We exited the position.
Energy-related companies, including shares of
Schlumberger, slumped when oil and gas activity collapsed
in March as COVID-19-related lockdowns and a brief
price war led to a steep drop in the price of oil. Calendar
year third-quarter revenues (released in October) for
the oil services company fell short of expectations, due
to continuing softness across the oilfield value chain.
Management is restructuring its operations, and in
September contributed its North America hydraulic fracturing, or fracking, unit to Liberty Oilfield Services, in exchange for a 37% stake, estimated at $450 million. The company has
also embarked on an aggressive $1.5 billion cost reduction
program. Despite share price weakness, it is our opinion that
Schlumberger is inexpensive in a recovery scenario.
Holdings that contributed to Fund performance during the
period included NortonLifeLock, D.R. Horton and Cognizant
Technology Solutions.
Shares of cybersecurity solutions provider NortonLifeLock
outperformed during the period as work-from-home
requirements attributable to the COVID-19 pandemic
led to increased consumer purchases of the company’s
cybersecurity subscriptions. NortonLifeLock’s stock was
rallying entering the calendar year and surged after
management announced in early January the payment
of a one-time, $12 per share cash dividend funded by
the 2019 sale of the enterprise security business to
Broadcom. Symantec, the precursor to NortonLifeLock,
sold the business as part of its transition to a pure-play
consumer-focused cybersecurity company, and management
subsequently adopted the NortonLifeLock brand.
Homebuilders, including D.R. Horton, have benefited from
the low interest-rate environment and an exodus from
larger cities to suburbs in the aftermath of the COVID-19
pandemic. We initiated a position amid the rally off the March market bottom, purchasing shares at close to tangible book
Top 10 Holdings
10/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Kraft Heinz Co. (The) 3.9%
Food Products, United States
Bank of America Corp. 3.3%
Banks, United States
JPMorgan Chase & Co. 3.2%
Banks, United States
Comcast Corp. 3.0%
Media, United States
Merck & Co., Inc. 2.9%
Pharmaceuticals, United States
Oracle Corp. 2.8%
Software, United States
Johnson Controls International plc 2.7%
Building Products, United States
General Motors Co. 2.7%
Automobiles, United States
Anthem, Inc. 2.6%
Health Care Providers & Services, United States
Capital One Financial Corp. 2.5%
Consumer Finance, United States

Franklin Mutual U.S. Value Fund

franklintempleton.com
Annual Report
value, which offered what we consider an attractive margin
of safety. The company’s returns-focused business model
minimizing the duration of land held on the balance sheet
was a key factor. D.R. Horton is the largest U.S. homebuilder as measured by number of homes closed; is geographically
diverse with significant scale in what we consider attractive markets; and its product offering skews to an entry level, first move-up buyer.
Shares of Cognizant rallied as management’s turnaround
initiatives contributed to positive investor sentiment. The
COVID-19 pandemic has accelerated digital transformation
across industries, and the company’s digital practice drove
growth during the period. Cognizant’s third-quarter results, released in late October, surpassed consensus expectations
and were highlighted by strong cash flow conversion and
reinstatement of stock buybacks. Management advised
that full-year revenue is expected to be at the high end of
guidance, led by the digital and the health care segments,
which could offset weakness in banking. During the period,
Jan Siegmund was appointed Chief Financial Officer,
succeeding Karen McLoughlin. Cognizant also acquired
New Signature, an independent Microsoft public cloud
transformation specialist.
Thank you for your participation in Franklin Mutual U.S.
Value Fund. We look forward to continuing to serve your
investment needs.
Grace Hoefig
Lead Portfolio Manager
Srini Vijay, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2020
Franklin Mutual U.S. Value Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/30/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -13.94% -18.67%
5-Year +17.85% +2.18%
10-Year +77.89% +5.33%
Advisor
1-Year -13.71% -13.71%
5-Year +19.34% + 3.60%
10-Year +82.36% +6.19%
See page 16 for Performance Summary footnotes.

Franklin Mutual U.S. Value Fund
Performance Summary

franklintempleton.com
Annual Report
See page 16 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/10–10/31//20)
Advisor Class
(11/1/10–10/31/20)

Franklin Mutual U.S. Value Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve heightened risks and should be considered speculative.
Historically, smaller- and midsize-company securities have been more volatile in price than larger-company securities, especially over the short term. The Fund may invest in foreign securities, which may involve special risks, including currency fluctuations and economic and political uncertainty. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The Russell 3000 Value Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with relatively lower price-to-book ratios and lower forecasted growth rates.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/19–10/31/20)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.5352 $2.1469 $2.6821
C $0.2606 $2.1469 $2.4075
R $0.4449 $2.1469 $2.5918
R6 $0.6653 $2.1469 $2.8122
Advisor $0.6235 $2.1469 $2.7704
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.93% 0.97%
Advisor 0.68% 0.72%

Your Fund’s Expenses
Franklin Mutual U.S. Value Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/20
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1, 2
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,109.82 $5.14 $1,020.26 $4.93 0.97%
C $1,000 $1,105.44 $9.10 $1,016.49 $8.72 1.72%
R $1,000 $1,108.13 $6.46 $1,019.00 $6.19 1.22%
R6 $1,000 $1,111.84 $3.13 $1,022.17 $3.00 0.59%
Advisor $1,000 $1,111.11 $3.82 $1,021.52 $3.66 0.72%

franklintempleton.com
Annual Report
Franklin Small Cap Value Fund
This annual report for Franklin Small Cap Value Fund covers
the fiscal year ended October 31, 2020 .
Your Fund’s Goals and Main Investments
The Fund seeks long-term total return. The Fund generally
invests in equity securities that the Fund’s investment
manager believes are undervalued at the time of purchase
and have the potential for capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net
assets in investments of small-capitalization (small-cap)
companies. We define small-cap companies as those with
market capitalizations not exceeding either: the highest
market capitalization in the Russell 2000
®
Index;
1
or the
12-month average of the highest market capitalization in
the Russell 2000
®
Index, whichever is greater, at the time
of purchase. The Fund invests predominantly in common
stocks.
Performance Overview
The Fund’s Class A shares posted a -10.04% cumulative
total return for the 12 months under review. In comparison,
the Russell 2000
®
Value Index, which measures performance
of those Russell 2000
®
Index companies with relatively
lower price-to-book ratios and lower forecasted growth
rates, posted a -13.92% total return for the same period.
2
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 21 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Our strategy is to invest in small-cap companies that we
believe are undervalued at the time of purchase and have
the potential for capital appreciation. A stock is undervalued when it trades at less than the price at which we believe it would trade if the market reflected all factors relating to the company’s worth. Following this strategy, the Fund invests in companies that we believe have, for example:
stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the
stock price. The Fund also may invest in equity real estate
investment trusts (REITs). The Fund may invest up to 25% of
its total assets in foreign securities.
Manager’s Discussion
The Fund had a negative absolute return during the
12-month period but performed better than the benchmark
index. Stock selection and an overweighted position in
the industrials sector and stock selection in financials
contributed to the Fund’s favorable relative return. An
underweighted position in the energy sector, one of the
Portfolio Composition
10/31/20
% of Total
Net Assets
Machinery 18.5%
Banks 13.7%
Insurance 12.9%
Chemicals 7.5%
Building Products 4.0%
Specialty Retail 3.7%
Hotels, Restaurants & Leisure 3.0%
Health Care Equipment & Supplies 2.9%
Equity Real Estate Investment Trusts (REITs) 2.5%
Automobiles 2.3%
Textiles, Apparel & Luxury Goods 2.0%
Multi-Utilities 2.0%
Leisure Products 1.9%
Food Products 1.8%
Electronic Equipment, Instruments &
Components 1.8%
Electric Utilities 1.7%
Metals & Mining 1.5%
Paper & Forest Products 1.4%
Commercial Services & Supplies 1.4%
Electrical Equipment 1.3%
Communications Equipment 1.3%
Other 7.8%
Short-Term Investments & Other Net Assets 3.1%
1. The Russell 2000 Index is market capitalization weighted and measures performance of the approximately 2,000 smallest companies in the Russell 3000 Index, which represent a small amount of the total market capitalization of the Russell 3000 Index.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
45
.

Franklin Small Cap Value Fund

franklintempleton.com
Annual Report
poorest performers, was also beneficial to relative results.
Conversely, underweighted positions and stock selection
in both the health care and utilities sectors detracted from relative performance, as did stock selection in the consumer discretionary sector.
Holdings that detracted from Fund performance during the
period included Retail Properties of America, Old Republic
International and First Horizon National.
Retail Properties of America’s stock trended down as stay-at-
home and closure guidelines issued to prevent the spread of
the novel coronavirus (COVID-19) exacerbated a challenging
environment for the shopping center operator’s brick-and-
mortar retail tenants. The company collected just 52% of
April rent as many non-essential retailers were shuttered
during the height of the lockdown. Although mandatory
closure orders were later rescinded, some watch-list tenants were not expected to reopen. Also, previously stable sectors such as fitness and casual dining may face new pressures
as consumer behavior shifts in response to new social
distancing and spacing regulations. As a result, we exited
the position.
Shares of insurer Old Republic declined during the period
amid declining economic activity and concerns about
potential liability related to COVID-19 loss claims. Old
Republic does have modest exposure to economically
sensitive lines, such as surety, workers compensation and
mortgage insurance, which could result in lower near-term
earnings power. However, it has very limited exposure to
COVID-19 commercial property and business interruption
claims.
Shares of First Horizon, a regional bank with a southeastern
U.S. footprint, declined as the economic outlook deteriorated amid rising COVID-19 cases in the lender’s operating
regions. We believe this trend increases the likelihood
of rising credit losses for the bank’s borrowers in several
sectors, including hospitality and energy, which have
experienced a significant decline in demand due to the
COVID-19 pandemic. First Horizon completed its acquisition
of IberiaBank in July, and social distancing requirements
may negatively impact its ability to successfully integrate the lender and achieve targeted, merger-related cost savings.
Contributors to Fund performance during the period included
BJ’s Wholesale Club, Thor Industries and Regal Beloit. Thor
Industries is listed among the Fund’s largest positions in the
Top 10 Holdings table on this page.
Shares of BJ’s Wholesale Club Holdings, a warehouse club
retailer, benefited from higher rates of eating-at-home as the
COVID-19 pandemic limited dining-out options. Management
reported strong membership growth and material market-
share gains as customers consolidated shopping trips
and increasingly focused on value. In our opinion, the
company’s membership model may provide it with an
earnings advantage as a larger membership base potentially
increases future sales. However, we reduced our holdings as
the stock approached our price target.
Investors bid up shares of recreational vehicle manufacturer
Thor Industries on expectations of increased consumer
spending on domestic travel. International tourism declined
significantly during the period as countries closed borders to limit the spread of COVID-19. The company also benefited
from an anticipated acceleration in consumer discretionary
spending tied to Congress passing a fiscal stimulus package
earlier in the year. Thor’s stock price retreated later in
the period as some investors likely took profits, given the
significant year-to-date outperformance.
Shares of Regal Beloit, a manufacturer of electric motors
for residential and commercial heating, ventilation and air
conditioning systems, rose steadily off the March 23 market
bottom, lifted by better-than-expected financial results and profit margins. Sales declines related to COVID-19 were
mitigated by management’s decisions to lower fixed costs
by eliminating both underutilized plants and slower moving
inventory in late 2019 and early 2020. In our view, these cost reductions may lead to improved earnings power during the
next upcycle.
Thank you for your participation in Franklin Small Cap
Value Fund. We look forward to continuing to serve your
investment needs.
Top 10 Holdings
10/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Old Republic International Corp. 3.3%
Insurance, United States
Hanover Insurance Group, Inc. (The) 3.0%
Insurance, United States
Avient Corp. 3.0%
Chemicals, United States
First Horizon National Corp. 2.9%
Banks, United States
Horace Mann Educators Corp. 2.8%
Insurance, United States
Minerals Technologies, Inc. 2.7%
Chemicals, United States
CNO Financial Group, Inc. 2.5%
Insurance, United States
Thor Industries, Inc. 2.2%
Automobiles, United States
Group 1 Automotive, Inc. 2.2%
Specialty Retail, United States
Hillenbrand, Inc. 2.2%
Machinery, United States

Franklin Small Cap Value Fund

franklintempleton.com
Annual Report
Steven B. Raineri
Lead Portfolio Manager
Nicholas Karzon, CFA
Christopher Meeker, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2020
Franklin Small Cap Value Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -10.04% -14.99%
5-Year +30.11% +4.22%
10-Year +115.74% +7.38%
Advisor
1-Year -9.81% -9.81%
5-Year +31.75% +5.67%
10-Year +121.70% +8.29%
See page 23 for Performance Summary footnotes.

Franklin Small Cap Value Fund
Performance Summary

franklintempleton.com
Annual Report
See page 23 for Performance Summary footnotes
.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/10–10/31/20)
Advisor Class
(11/1/10–10/31/20)

Franklin Small Cap Value Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s investments in smaller company stocks carry special risks as such stocks have historically exhibited greater price volatility than larger-company stocks, particularly over the short term. Value securities may not increase in price as anticipat-
ed or may decline further in value. Additionally, smaller companies often have relatively small revenues, limited product lines and small market share. In addition, the Fund may invest up to 25% of its total assets in foreign securities, which involve special risks, including currency fluctuations and economic and political uncertainty. REITS may be affected by any change in the value of the properties owned and other factors, and their prices tend to go up and down. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions;
terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The Russell 2000 Value Index is market capitalization weighted and measures performance of those Russell 2000 Index companies with relatively lower price-to-book ratios and lower forecasted growth rates.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/19–10/31/20)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.5831 $2.4969 $3.0800
C $0.2550 $2.4969 $2.7519
R $0.4500 $2.4969 $2.9469
R6 $0.8004 $2.4969 $3.2973
Advisor $0.7056 $2.4969 $3.2025
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.06% 1.07%
Advisor 0.81% 0.82%

Your Fund’s Expenses
Franklin Small Cap Value Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/20
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1, 2
Ending
Account
Value 10/31/20
Expenses
Paid During
Period
5/1/20–10/31/20
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,149.14 $5.94 $1,019.61 $5.58 1.10%
C $1,000 $1,144.18 $9.97 $1,015.84 $9.37 1.85%
R $1,000 $1,147.50 $7.29 $1,018.35 $6.85 1.35%
R6 $1,000 $1,151.27 $3.62 $1,021.77 $3.40 0.67%
Advisor $1,000 $1,150.40 $4.59 $1,020.86 $4.32 0.85%

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.32 $31.06 $36.43 $31.33 $32.90
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.11 0.06 (0.04) 0.01 0.11
c
Net realized and unrealized gains (losses) ........... (2.89) (0.03) (2.70) 8.20 2.22
Total from investment operations .................... (2.78) 0.03 (2.74) 8.21 2.33
Less distributions from:
Net investment income .......................... (0.06) — (—)
d
(0.11) —
Net realized gains ............................. (4.71) (1.77) (2.63) (3.00) (3.90)
Total distributions ............................... (4.77) (1.77) (2.63) (3.11) (3.90)
Net asset value, end of year ....................... $21.77 $29.32 $31.06 $36.43 $31.33
Total return
e
................................... (12.10)% 0.58% (8.11)% 26.98% 8.25%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.28% 1.22% 1.17% 1.16% 1.19%
Expenses net of waiver and payments by affiliates
f
...... 1.27% 1.21% 1.16% 1.15% 1.18%
Net investment income (loss) ...................... 0.50% 0.23% (0.11)% 0.03% 0.36%
c
Supplemental data
Net assets, end of year (000’s) ..................... $94,015 $145,897 $184,613 $238,337 $232,964
Portfolio turnover rate ............................ 31.04% 7.04% 4.08% 8.82% 11.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.07 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.13%.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.80 $31.43 $36.85 $31.66 $33.09
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.16 0.08 0.12 0.22
c
Net realized and unrealized gains (losses) ........... (2.94) (0.02) (2.74) 8.30 2.25
Total from investment operations .................... (2.74) 0.14 (2.66) 8.42 2.47
Less distributions from:
Net investment income .......................... (0.18) — (0.13) (0.23) —
Net realized gains ............................. (4.71) (1.77) (2.63) (3.00) (3.90)
Total distributions ............................... (4.89) (1.77) (2.76) (3.23) (3.90)
Net asset value, end of year ....................... $22.17 $29.80 $31.43 $36.85 $31.66
Total return .................................... (11.80)% 0.97% (7.83)% 27.46% 8.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.95% 0.89% 0.85% 0.80% 0.81%
Expenses net of waiver and payments by affiliates
d
...... 0.91% 0.86% 0.82% 0.79% 0.80%
Net investment income ........................... 0.86% 0.58% 0.23% 0.39% 0.74%
c
Supplemental data
Net assets, end of year (000’s) ..................... $12,299 $19,266 $21,070 $27,107 $18,288
Portfolio turnover rate ............................ 31.04% 7.04% 4.08% 8.82% 11.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.07 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.51%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.62 $31.28 $36.67 $31.52 $33.00
Income from investment operations
a
:
Net investment income
b
......................... 0.17 0.15 0.05 0.09 0.18
c
Net realized and unrealized gains (losses) ........... (2.94) (0.04) (2.72) 8.25 2.24
Total from investment operations .................... (2.77) 0.11 (2.67) 8.34 2.42
Less distributions from:
Net investment income .......................... (0.13) — (0.09) (0.19) —
Net realized gains ............................. (4.71) (1.77) (2.63) (3.00) (3.90)
Total distributions ............................... (4.84) (1.77) (2.72) (3.19) (3.90)
Net asset value, end of year ....................... $22.01 $29.62 $31.28 $36.67 $31.52
Total return .................................... (11.95)% 0.87% (7.90)% 27.29% 8.53%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.03% 0.97% 0.92% 0.92% 0.95%
Expenses net of waiver and payments by affiliates
d
...... 1.02% 0.96% 0.91% 0.91% 0.94%
Net investment income ........................... 0.73% 0.48% 0.14% 0.27% 0.60%
c
Supplemental data
Net assets, end of year (000’s) ..................... $22,429 $29,687 $53,329 $76,228 $63,410
Portfolio turnover rate ............................ 31.04% 7.04% 4.08% 8.82% 11.72%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.07 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.37%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Statement of Investments, October 31, 2020
Franklin MicroCap Value Fund
franklintempleton.com
Annual Report

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.0%
Aerospace & Defense 1.1%
a
Ducommun, Inc. ...................................... United States 41,500 $ 1,365,350
a
Banks 16.7%
American National Bankshares , Inc. ....................... United States 30,504 695,491
Arrow Financial Corp. .................................. United States 35,844 981,050
Bar Harbor Bankshares ................................. United States 121,700 2,485,114
First Business Financial Services, Inc. ...................... United States 37,400 641,410
First Financial Corp. ................................... United States 31,900 1,107,568
First Internet Bancorp .................................. United States 157,800 3,395,856
First Mid Bancshares, Inc. ............................... United States 19,748 548,204
a
First Western Financial, Inc. ............................. United States 24,529 348,312
Investar Holding Corp. ................................. United States 175,181 2,442,023
Northeast Bank ....................................... United States 148,135 2,842,711
Northrim BanCorp , Inc. ................................. United States 41,100 1,173,816
Orrstown Financial Services, Inc. ......................... United States 43,700 610,926
Peapack -Gladstone Financial Corp. ....................... United States 71,376 1,204,827
Peoples Financial Services Corp. ......................... United States 56,751 2,034,523
WesBanco , Inc. ....................................... United States 42,357 1,028,852
21,540,683
Biotechnology 0.9%
a
Anika Therapeutics, Inc. ................................ United States 37,000 1,206,940
a
Building Products 2.1%
a
Gibraltar Industries, Inc. ................................ United States 47,096 2,705,665
a
Commercial Services & Supplies 1.0%
a
Heritage-Crystal Clean, Inc. ............................. United States 76,900 1,267,312
a
Communications Equipment 2.2%
a
Digi International, Inc. .................................. United States 113,801 1,676,289
a
PCTEL, Inc. ......................................... United States 47,500 242,250
a
Sierra Wireless, Inc. ................................... Canada 78,100 866,910
2,785,449
Construction & Engineering 6.2%
a
Ameresco , Inc., A ..................................... United States 95,100 3,650,889
a
Northwest Pipe Co. .................................... United States 65,700 1,760,760
a
Sterling Construction Co., Inc. ............................ United States 176,751 2,598,240
8,009,889
Construction Materials 0.7%
United States Lime & Minerals, Inc. ........................ United States 9,000 834,300
Containers & Packaging 0.4%
a
UFP Technologies, Inc. ................................. United States 14,500 537,370
a
Diversified Telecommunication Services 2.1%
ATN International, Inc. .................................. United States 29,000 1,296,300
a
ORBCOMM, Inc. ...................................... United States 317,500 1,365,250
2,661,550
Electrical Equipment 4.0%
LSI Industries, Inc. .................................... United States 390,518 2,671,143
Preformed Line Products Co. ............................ United States 23,400 1,287,702
a
Ultralife Corp. ........................................ United States 239,202 1,234,282
5,193,127
Electronic Equipment, Instruments & Components 3.4%
a
Key Tronic Corp. ...................................... United States 231,400 1,767,896
a
Kimball Electronics, Inc. ................................ United States 108,100 1,310,172

Franklin Value Investors Trust
Statement of Investments
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
Richardson Electronics Ltd. .............................. United States 316,013 $ 1,333,575
4,411,643
Energy Equipment & Services 0.9%
a
Geospace Technologies Corp. ............................ United States 100,800 517,104
a
Natural Gas Services Group, Inc. ......................... United States 71,710 623,877
1,140,981
Equity Real Estate Investment Trusts (REITs) 1.1%
Alpine Income Property Trust, Inc. ......................... United States 99,300 1,385,235
Food & Staples Retailing 1.2%
Village Super Market, Inc., A ............................. United States 65,300 1,479,045
Food Products 1.0%
a
Seneca Foods Corp., A ................................. United States 35,715 1,316,098
a
Health Care Equipment & Supplies 2.7%
a
IntriCon Corp. ........................................ United States 80,300 1,003,750
Invacare Corp. ....................................... United States 244,800 1,985,328
a
Surgalign Holdings, Inc. ................................ United States 241,200 419,688
3,408,766
Health Care Technology 2.0%
Computer Programs and Systems, Inc. ..................... United States 52,800 1,472,592
a
MTBC, Inc. .......................................... United States 149,500 1,146,665
2,619,257
Hotels, Restaurants & Leisure 5.0%
a
Century Casinos, Inc. .................................. United States 304,262 1,433,074
a
Chuy's Holdings, Inc. .................................. United States 81,100 1,702,289
a
Full House Resorts, Inc. ................................ United States 531,064 1,248,000
a
Lindblad Expeditions Holdings, Inc. ........................ United States 29,400 244,608
Ruth's Hospitality Group, Inc. ............................ United States 156,500 1,749,670
6,377,641
Household Durables 2.9%
Hooker Furniture Corp. ................................. United States 70,000 1,925,000
a
Purple Innovation, Inc. ................................. United States 61,900 1,756,103
3,681,103
Independent Power and Renewable Electricity Producers 0.5%
Polaris Infrastructure, Inc. ............................... Canada 61,100 582,473
Interactive Media & Services 0.4%
a
DHI Group, Inc. ....................................... United States 304,800 515,112
a
IT Services 0.3%
Hackett Group, Inc. (The) ............................... United States 27,300 352,716
Machinery 9.2%
Alamo Group, Inc. ..................................... United States 22,500 2,707,425
Graham Corp. ........................................ United States 9,530 125,796
Hurco Cos., Inc. ...................................... United States 105,200 3,139,168
Miller Industries, Inc. ................................... United States 86,200 2,580,828
Shyft Group, Inc. (The) ................................. United States 170,800 3,298,148
11,851,365
Metals & Mining 2.1%
Olympic Steel, Inc. .................................... United States 98,100 1,119,321
Schnitzer Steel Industries, Inc., A ......................... United States 63,200 1,327,200

Franklin Value Investors Trust
Statement of Investments
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
a
Universal Stainless & Alloy Products, Inc. ................... United States 57,707 $ 313,349
2,759,870
Mortgage Real Estate Investment Trusts (REITs) 1.8%
Arbor Realty Trust, Inc. ................................. United States 200,513 2,370,064
Oil, Gas & Consumable Fuels 1.2%
Adams Resources & Energy, Inc. ......................... United States 30,000 572,400
Ardmore Shipping Corp. ................................ Ireland 364,400 1,020,320
1,592,720
Paper & Forest Products 0.9%
Mercer International, Inc. ................................ Germany 192,300 1,209,567
Professional Services 0.6%
a
GP Strategies Corp. ................................... United States 25,700 248,005
Resources Connection, Inc. ............................. United States 52,100 559,554
807,559
Real Estate Management & Development 3.8%
CTO Realty Growth, Inc. ................................ United States 29,900 1,319,487
Griffin Industrial Realty, Inc. .............................. United States 67,100 3,559,655
4,879,142
Semiconductors & Semiconductor Equipment 3.1%
a
AXT, Inc. ............................................ United States 254,300 1,513,085
NVE Corp. .......................................... United States 5,400 249,102
a
Photronics , Inc. ....................................... United States 233,500 2,276,625
4,038,812
Specialty Retail 5.0%
Children's Place, Inc. (The) .............................. United States 33,400 844,018
a
Genesco, Inc. ........................................ United States 66,500 1,178,380
Haverty Furniture Cos., Inc. .............................. United States 56,000 1,401,120
a
Hibbett Sports, Inc. .................................... United States 48,800 1,845,128
Shoe Carnival, Inc. .................................... United States 39,000 1,208,220
6,476,866
Textiles, Apparel & Luxury Goods 4.7%
Crown Crafts, Inc. ..................................... United States 14,133 81,547
a
Delta Apparel, Inc. ..................................... United States 101,100 1,683,315
Rocky Brands, Inc. .................................... United States 101,720 2,736,268
a
Vera Bradley, Inc. ..................................... United States 240,000 1,521,600
6,022,730
Thrifts & Mortgage Finance 6.5%
Premier Financial Corp. ................................. United States 134,000 2,410,660
Southern Missouri Bancorp, Inc. .......................... United States 85,900 2,188,732
Territorial Bancorp, Inc. ................................. United States 43,800 928,998
Western New England Bancorp, Inc. ....................... United States 92,700 533,952
WSFS Financial Corp. .................................. United States 73,800 2,338,722
8,401,064
Water Utilities 0.3%
Consolidated Water Co. Ltd. ............................. United States 38,900 391,334
Total Common Stocks (Cost $89,710,706) ......................................
126,178,798

Franklin Value Investors Trust
Statement of Investments
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Annual Report

Short Term Investments 2.1%
a a
Country Shares
a
Value
a
Money Market Funds 2.1%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 2,721,839 $ 2,721,839
Total Money Market Funds (Cost $2,721,839) ...................................
2,721,839
Total Short Term Investments (Cost $2,721,839 ) .................................
2,721,839
a
Total Investments (Cost $92,432,545) 100.1% ...................................
$128,900,637
Other Assets, less Liabilities (0.1)% ...........................................
(157,883)
Net Assets 100.0% ...........................................................
$128,742,754
a
Non -income producing.
b
See Note
3
(
f
) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $34.61 $37.93 $41.08 $35.40 $40.06
Income from investment operations
a
:
Net investment income
b
......................... 1.14
c
0.52 0.45 0.38
d
0.22
Net realized and unrealized gains (losses) ........... (5.47) 1.13 (0.43) 7.79 1.17
Total from investment operations .................... (4.33) 1.65 0.02 8.17 1.39
Less distributions from:
Net investment income .......................... (0.54) (0.46) (0.46) (0.18) (0.28)
Net realized gains ............................. (2.15) (4.51) (2.71) (2.31) (5.77)
Total distributions ............................... (2.69) (4.97) (3.17) (2.49) (6.05)
Net asset value, end of year ....................... $27.59 $34.61 $37.93 $41.08 $35.40
Total return
e
................................... (13.94)% 6.22% (0.15)% 23.63% 4.44%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.95% 0.93% 0.91% 0.92% 0.94%
Expenses net of waiver and payments by affiliates
f
...... 0.93% 0.89% 0.86% 0.87% 0.91%
Net investment income ........................... 3.94%
c
1.55% 1.13% 0.97%
d
0.62%
Supplemental data
Net assets, end of year (000’s) ..................... $538,538 $735,919 $772,976 $841,367 $795,663
Portfolio turnover rate ............................ 57.78% 44.31% 29.85% 24.68% 30.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.69 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.55%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.73%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $32.97 $36.13 $39.27 $34.01 $38.70
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.93
c
0.26 0.15 0.08
d
(0.04)
Net realized and unrealized gains (losses) ........... (5.28) 1.09 (0.41) 7.49 1.12
Total from investment operations .................... (4.35) 1.35 (0.26) 7.57 1.08
Less distributions from:
Net investment income .......................... (0.26) — (0.17) — —
Net realized gains ............................. (2.15) (4.51) (2.71) (2.31) (5.77)
Total distributions ............................... (2.41) (4.51) (2.88) (2.31) (5.77)
Net asset value, end of year ....................... $26.21 $32.97 $36.13 $39.27 $34.01
Total return
e
................................... (14.57)% 5.41% (0.91)% 22.73% 3.65%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.70% 1.68% 1.66% 1.67% 1.69%
Expenses net of waiver and payments by affiliates
f
...... 1.68% 1.64% 1.61% 1.62% 1.66%
Net investment income (loss) ...................... 3.36%
c
0.80% 0.38% 0.22%
d
(0.13)%
Supplemental data
Net assets, end of year (000’s) ..................... $15,881 $27,443 $33,854 $65,586 $61,567
Portfolio turnover rate ............................ 57.78% 44.31% 29.85% 24.68% 30.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.66 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.97%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.02)%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $34.70 $37.99 $41.10 $35.42 $40.06
Income from investment operations
a
:
Net investment income
b
......................... 1.11
c
0.44 0.35 0.29
d
0.13
Net realized and unrealized gains (losses) ........... (5.55) 1.14 (0.42) 7.80 1.17
Total from investment operations .................... (4.44) 1.58 (0.07) 8.09 1.30
Less distributions from:
Net investment income .......................... (0.44) (0.36) (0.33) (0.10) (0.17)
Net realized gains ............................. (2.15) (4.51) (2.71) (2.31) (5.77)
Total distributions ............................... (2.59) (4.87) (3.04) (2.41) (5.94)
Net asset value, end of year ....................... $27.67 $34.70 $37.99 $41.10 $35.42
Total return .................................... (14.16)% 5.94% (0.39)% 23.33% 4.17%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.20% 1.18% 1.16% 1.17% 1.19%
Expenses net of waiver and payments by affiliates
e
...... 1.18% 1.14% 1.11% 1.12% 1.16%
Net investment income ........................... 3.80%
c
1.30% 0.88% 0.72%
d
0.37%
Supplemental data
Net assets, end of year (000’s) ..................... $4,465 $6,764 $7,280 $7,884 $8,486
Portfolio turnover rate ............................ 57.78% 44.31% 29.85% 24.68% 30.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.70 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.41%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

In
a
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $35.93 $39.20 $42.38 $36.40 $41.10
Income from investment operations
a
:
Net investment income
b
......................... 1.27
c
0.67 0.61 0.75
d
0.35
Net realized and unrealized gains (losses) ........... (5.65) 1.18 (0.45) 7.83 1.20
Total from investment operations .................... (4.38) 1.85 0.16 8.58 1.55
Less distributions from:
Net investment income .......................... (0.67) (0.61) (0.63) (0.29) (0.48)
Net realized gains ............................. (2.15) (4.51) (2.71) (2.31) (5.77)
Total distributions ............................... (2.82) (5.12) (3.34) (2.60) (6.25)
Net asset value, end of year ....................... $28.73 $35.93 $39.20 $42.38 $36.40
Total return .................................... (13.61)% 6.61% 0.19% 24.10% 4.86%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.59% 0.57% 0.57% 0.53%
Expenses net of waiver and payments by affiliates
e
...... 0.55% 0.52% 0.50% 0.47% 0.50%
Net investment income ........................... 4.24%
c
1.92% 1.49% 1.37%
d
1.03%
Supplemental data
Net assets, end of year (000’s) ..................... $27,952 $36,398 $36,580 $34,673 $157
Portfolio turnover rate ............................ 57.78% 44.31% 29.85% 24.68% 30.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.85%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.13%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $36.01 $39.26 $42.39 $36.45 $41.08
Income from investment operations
a
:
Net investment income
b
......................... 1.28
c
0.63 0.57 0.49
d
0.31
Net realized and unrealized gains (losses) ........... (5.72) 1.19 (0.46) 8.04 1.20
Total from investment operations .................... (4.44) 1.82 0.11 8.53 1.51
Less distributions from:
Net investment income .......................... (0.62) (0.56) (0.53) (0.28) (0.37)
Net realized gains ............................. (2.15) (4.51) (2.71) (2.31) (5.77)
Total distributions ............................... (2.77) (5.07) (3.24) (2.59) (6.14)
Net asset value, end of year ....................... $28.80 $36.01 $39.26 $42.39 $36.45
Total return .................................... (13.71)% 6.48% 0.07% 23.98% 4.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.70% 0.68% 0.66% 0.67% 0.69%
Expenses net of waiver and payments by affiliates
e
...... 0.68% 0.64% 0.61% 0.62% 0.66%
Net investment income ........................... 4.22%
c
1.80% 1.38% 1.22%
d
0.87%
Supplemental data
Net assets, end of year (000’s) ..................... $34,029 $47,427 $48,616 $57,402 $75,573
Portfolio turnover rate ............................ 57.78% 44.31% 29.85% 24.68% 30.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.83%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Statement of Investments, October 31, 2020
Franklin Mutual U.S. Value Fund
franklintempleton.com
Annual Report

a a
Shares
a
Value
a
Common Stocks 95.4%
Aerospace & Defense 1.6%
Huntington Ingalls Industries, Inc. ....................................... 65,900 $ 9,718,932
Automobiles 2.7%
General Motors Co. .................................................. 479,800 16,567,494
Banks 11.2%
Bank of America Corp. ............................................... 875,500 20,749,350
Citizens Financial Group, Inc. .......................................... 386,100 10,521,225
Farmers & Merchants Bank of Long Beach ................................ 1,475 9,034,375
JPMorgan Chase & Co. ............................................... 200,800 19,686,432
PNC Financial Services Group, Inc. (The) ................................. 86,200 9,644,056
69,635,438
Building Products 2.7%
Johnson Controls International plc ....................................... 393,600 16,613,856
Chemicals 3.6%
Huntsman Corp. .................................................... 489,300 11,885,097
Westlake Chemical Corp. ............................................. 155,100 10,487,862
22,372,959
Commercial Services & Supplies 1.4%
Tetra Tech, Inc. ..................................................... 85,400 8,617,714
Consumer Finance 2.5%
Capital One Financial Corp. ........................................... 215,700 15,763,356
Diversified Financial Services 2.1%
Voya Financial, Inc. .................................................. 275,200 13,190,336
Electric Utilities 2.3%
Entergy Corp. ...................................................... 73,400 7,429,548
Pinnacle West Capital Corp. ........................................... 81,900 6,680,583
14,110,131
Electrical Equipment 1.3%
Regal Beloit Corp. ................................................... 80,640 7,955,136
Electronic Equipment, Instruments & Components 2.2%
Corning, Inc. ....................................................... 435,800 13,932,526
Energy Equipment & Services 1.3%
Schlumberger NV ................................................... 531,900 7,946,586
Entertainment 1.6%
Walt Disney Co. (The) ................................................ 81,600 9,894,000
Equity Real Estate Investment Trusts (REITs) 4.0%
Brixmor Property Group, Inc. ........................................... 1,322,100 14,490,216
Mid-America Apartment Communities, Inc. ................................ 38,300 4,466,929
Vornado Realty Trust ................................................. 199,800 6,139,854
25,096,999
Food Products 5.9%
Archer-Daniels-Midland Co. ........................................... 268,100 12,396,944
Kraft Heinz Co. (The) ................................................ 796,900 24,377,170
36,774,114
Health Care Equipment & Supplies 3.1%
a
Envista Holdings Corp. ............................................... 335,600 8,866,552
Medtronic plc ...................................................... 104,800 10,539,736
19,406,288

Franklin Value Investors Trust
Statement of Investments
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Shares
a
Value
a
Health Care Providers & Services 2.6%
Anthem, Inc. ....................................................... 58,600 $ 15,986,080
Household Durables 2.0%
DR Horton, Inc. ..................................................... 131,300 8,772,153
Lennar Corp., A ..................................................... 52,900 3,715,167
12,487,320
Independent Power and Renewable Electricity Producers 1.8%
AES Corp. (The) .................................................... 589,000 11,485,500
Industrial Conglomerates 1.9%
General Electric Co. ................................................. 1,623,800 12,048,596
Insurance 4.7%
Everest Re Group Ltd. ............................................... 76,700 15,116,036
Hartford Financial Services Group, Inc. (The) .............................. 360,100 13,871,052
28,987,088
IT Services 1.6%
Cognizant Technology Solutions Corp., A .................................. 136,800 9,770,256
Life Sciences Tools & Services 1.2%
a
Bio-Rad Laboratories, Inc., A ........................................... 12,795 7,503,244
a
Machinery 2.0%
Oshkosh Corp. ..................................................... 128,000 8,622,080
PACCAR, Inc. ...................................................... 42,600 3,637,188
12,259,268
Media 3.9%
Comcast Corp., A ................................................... 435,280 18,386,227
a
Discovery, Inc., C ................................................... 326,637 5,983,990
24,370,217
Metals & Mining 1.8%
Reliance Steel & Aluminum Co. ......................................... 103,190 11,246,678
Oil, Gas & Consumable Fuels 2.7%
Chevron Corp. ..................................................... 142,200 9,882,900
Kinder Morgan, Inc. .................................................. 586,300 6,976,970
16,859,870
Pharmaceuticals 6.9%
Merck & Co., Inc. ................................................... 243,000 18,276,030
Novartis AG, ADR ................................................... 170,500 13,312,640
Perrigo Co. plc ..................................................... 249,600 10,949,952
42,538,622
Semiconductors & Semiconductor Equipment 1.2%
MKS Instruments, Inc. ................................................ 67,300 7,294,647
Software 4.3%
NortonLifeLock , Inc. ................................................. 470,300 9,674,071
Oracle Corp. ....................................................... 305,600 17,147,216
26,821,287
Specialty Retail 1.7%
Dick's Sporting Goods, Inc. ............................................ 181,200 10,264,980
Technology Hardware, Storage & Peripherals 2.0%
Western Digital Corp. ................................................ 323,032 12,187,998

Franklin Value Investors Trust
Statement of Investments
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
Annual Report

See Abbreviations on page 68 .
a a
Shares
a
Value
a
Textiles, Apparel & Luxury Goods 2.4%
Tapestry, Inc. ...................................................... 660,700 $ 14,687,361
Wireless Telecommunication Services 1.2%
a
T-Mobile US, Inc. ................................................... 70,700 7,746,599
a
Total Common Stocks (Cost $548,701,017) .....................................
592,141,476
Principal
Amount
a a a a
Corporate Bonds 0.9%
Machinery 0.2%
Mueller Industries, Inc. , Sub. Note , 6% , 3/01/27 .............................
$ 1,490,000 1,525,104
Software 0.7%
b
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Note , 144A, 10.5% , 2/01/24 ........ 4,661,000 4,340,067
Total Corporate Bonds (Cost $5,670,562) .......................................
5,865,171
Total Long Term Investments (Cost $554,371,579) ...............................
598,006,647
a
a a a a
Short Term Investments 3.5%
Shares
a
Money Market Funds 3.5%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 21,438,515 21,438,515
Total Money Market Funds (Cost $21,438,515) ..................................
21,438,515
Total Short Term Investments (Cost $21,438,515 ) ................................
21,438,515
a
Total Investments (Cost $575,810,094) 99.8% ...................................
$619,445,162
Other Assets, less Liabilities 0.2% .............................................
1,420,289
Net Assets 100.0% ...........................................................
$620,865,451
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2020, the value of this security was
$4,340,067, representing 0.7% of net assets.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $49.48 $52.59 $59.07 $51.45 $51.72
Income from investment operations
a
:
Net investment income
b
......................... 0.45 0.51
c
0.39
d
0.31
e
0.20
Net realized and unrealized gains (losses) ........... (5.01) 4.00 (1.95) 10.04 4.74
Total from investment operations .................... (4.56) 4.51 (1.56) 10.35 4.94
Less distributions from:
Net investment income .......................... (0.58) (0.44) (0.42) (0.12) (0.29)
Net realized gains ............................. (2.50) (7.18) (4.50) (2.61) (4.92)
Total distributions ............................... (3.08) (7.62) (4.92) (2.73) (5.21)
Net asset value, end of year ....................... $41.84 $49.48 $52.59 $59.07 $51.45
Total return
f
.................................... (10.04)% 11.35% (3.04)% 20.53% 11.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.08% 1.06% 1.05% 1.05% 1.11%
Expenses net of waiver and payments by affiliates
g
...... 1.07% 1.05% 1.03% 1.03% 1.09%
Net investment income ........................... 1.08% 1.10%
c
0.69%
d
0.58%
e
0.40%
Supplemental data
Net assets, end of year (000’s) ..................... $1,123,039 $1,334,235 $1,366,866 $1,364,629 $1,125,268
Portfolio turnover rate ............................ 67.46% 57.84% 53.26% 33.38% 41.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.80%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.52%.
e
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.29%.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $42.84 $46.45 $52.75 $46.42 $47.22
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.12 0.15
c
(0.02)
d
(0.09)
e
(0.14)
Net realized and unrealized gains (losses) ........... (4.33) 3.42 (1.72) 9.03 4.26
Total from investment operations .................... (4.21) 3.57 (1.74) 8.94 4.12
Less distributions from:
Net investment income .......................... (0.26) — (0.06) — —
Net realized gains ............................. (2.50) (7.18) (4.50) (2.61) (4.92)
Total distributions ............................... (2.76) (7.18) (4.56) (2.61) (4.92)
Net asset value, end of year ....................... $35.87 $42.84 $46.45 $52.75 $46.42
Total return
f
.................................... (10.73)% 10.52% (3.77)% 19.62% 10.35%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.83% 1.81% 1.80% 1.80% 1.86%
Expenses net of waiver and payments by affiliates
g
...... 1.82% 1.80% 1.78% 1.78% 1.84%
Net investment income (loss) ...................... 0.34% 0.35%
c
(0.06)%
d
(0.17)%
e
(0.35)%
Supplemental data
Net assets, end of year (000’s) ..................... $77,586 $111,639 $138,188 $225,228 $219,150
Portfolio turnover rate ............................ 67.46% 57.84% 53.26% 33.38% 41.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.05%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.23)%.
e
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.46)%.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $48.88 $51.98 $58.37 $50.87 $51.18
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.40
c
0.25
d
0.18
e
0.08
Net realized and unrealized gains (losses) ........... (4.97) 3.94 (1.93) 9.93 4.69
Total from investment operations .................... (4.62) 4.34 (1.68) 10.11 4.77
Less distributions from:
Net investment income .......................... (0.45) (0.26) (0.21) — (0.16)
Net realized gains ............................. (2.50) (7.18) (4.50) (2.61) (4.92)
Total distributions ............................... (2.95) (7.44) (4.71) (2.61) (5.08)
Net asset value, end of year ....................... $41.31 $48.88 $51.98 $58.37 $50.87
Total return .................................... (10.27)% 11.06% (3.28)% 20.23% 10.90%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.33% 1.31% 1.30% 1.30% 1.36%
Expenses net of waiver and payments by affiliates
f
...... 1.32% 1.30% 1.28% 1.28% 1.34%
Net investment income ........................... 0.84% 0.85%
c
0.44%
d
0.33%
e
0.15%
Supplemental data
Net assets, end of year (000’s) ..................... $106,201 $143,634 $158,678 $209,627 $212,194
Portfolio turnover rate ............................ 67.46% 57.84% 53.26% 33.38% 41.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.55%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.27%.
e
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.04%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $52.29 $55.17 $61.71 $53.60 $53.75
Income from investment operations
a
:
Net investment income
b
......................... 0.65 0.75
c
0.66
d
0.58
e
0.43
Net realized and unrealized gains (losses) ........... (5.27) 4.23 (2.05) 10.49 4.93
Total from investment operations .................... (4.62) 4.98 (1.39) 11.07 5.36
Less distributions from:
Net investment income .......................... (0.80) (0.68) (0.65) (0.35) (0.59)
Net realized gains ............................. (2.50) (7.18) (4.50) (2.61) (4.92)
Total distributions ............................... (3.30) (7.86) (5.15) (2.96) (5.51)
Net asset value, end of year ....................... $44.37 $52.29 $55.17 $61.71 $53.60
Total return .................................... (9.65)% 11.82% (2.63)% 21.07% 11.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.68% 0.66% 0.66% 0.60% 0.64%
Expenses net of waiver and payments by affiliates
f
...... 0.64% 0.61% 0.60% 0.58% 0.62%
Net investment income ........................... 1.47% 1.54%
c
1.12%
d
1.03%
e
0.87%
Supplemental data
Net assets, end of year (000’s) ..................... $510,946 $362,397 $270,426 $221,246 $100,101
Portfolio turnover rate ............................ 67.46% 57.84% 53.26% 33.38% 41.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.24%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.95%.
e
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.74%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $52.36 $55.19 $61.66 $53.58 $53.67
Income from investment operations
a
:
Net investment income
b
......................... 0.58 0.67
c
0.56
d
0.48
e
0.32
Net realized and unrealized gains (losses) ........... (5.29) 4.24 (2.06) 10.48 4.94
Total from investment operations .................... (4.71) 4.91 (1.50) 10.96 5.26
Less distributions from:
Net investment income .......................... (0.71) (0.56) (0.47) (0.27) (0.43)
Net realized gains ............................. (2.50) (7.18) (4.50) (2.61) (4.92)
Total distributions ............................... (3.21) (7.74) (4.97) (2.88) (5.35)
Net asset value, end of year ....................... $44.44 $52.36 $55.19 $61.66 $53.58
Total return .................................... (9.81)% 11.61% (2.81)% 20.84% 11.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.81% 0.80% 0.80% 0.86%
Expenses net of waiver and payments by affiliates
f
...... 0.82% 0.80% 0.78% 0.78% 0.84%
Net investment income ........................... 1.30% 1.35%
c
0.94%
d
0.83%
e
0.65%
Supplemental data
Net assets, end of year (000’s) ..................... $646,240 $522,329 $544,792 $583,364 $893,324
Portfolio turnover rate ............................ 67.46% 57.84% 53.26% 33.38% 41.89%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.05%.
d
Net investment income per share includes approximately $0. 09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.77%.
e
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.54%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Statement of Investments, October 31, 2020
Franklin Small Cap Value Fund
franklintempleton.com
Annual Report

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.7%
Aerospace & Defense 0.2%
a
Meggitt plc .......................................... United Kingdom 1,343,750 $ 4,761,019
a
Auto Components 0.1%
LCI Industries ........................................ United States 18,940 2,076,960
Automobiles 2.3%
Thor Industries, Inc. ................................... United States 654,689 55,373,596
Banks 13.7%
Atlantic Union Bankshares Corp. .......................... United States 917,254 23,197,354
Bryn Mawr Bank Corp. ................................. United States 988,052 26,539,077
Columbia Banking System, Inc. ........................... United States 1,620,603 46,041,331
First Horizon National Corp. ............................. United States 6,800,305 70,791,175
b
First of Long Island Corp. (The) ........................... United States 1,230,606 18,988,250
German American Bancorp, Inc. .......................... United States 376,500 11,359,005
Glacier Bancorp, Inc. ................................... United States 337,616 12,086,653
Lakeland Financial Corp. ................................ United States 789,294 40,356,602
Peoples Bancorp, Inc. .................................. United States 540,026 12,204,588
South State Corp. ..................................... United States 782,675 48,056,245
TriCo Bancshares ..................................... United States 443,501 12,830,484
Washington Trust Bancorp, Inc. ........................... United States 473,341 15,984,725
338,435,489
Building Products 4.0%
Apogee Enterprises, Inc. ................................ United States 496,867 11,870,152
a
Gibraltar Industries, Inc. ................................ United States 192,717 11,071,592
Griffon Corp. ......................................... United States 528,568 11,332,498
Insteel Industries, Inc. .................................. United States 896,697 19,512,127
a
Masonite International Corp. ............................. United States 184,456 16,232,128
UFP Industries, Inc. .................................... United States 585,002 29,197,450
99,215,947
Capital Markets 1.0%
Houlihan Lokey, Inc. ................................... United States 402,637 25,245,340
Chemicals 7.5%
Avient Corp. ......................................... United States 2,380,819 73,972,046
Cabot Corp. ......................................... United States 1,164,972 44,280,586
Minerals Technologies, Inc. .............................. United States 1,223,357 66,905,394
185,158,026
Commercial Services & Supplies 1.4%
McGrath RentCorp .................................... United States 606,460 34,616,737
Communications Equipment 1.3%
a
NetScout Systems, Inc. ................................. United States 1,508,897 30,962,566
a
Construction & Engineering 1.0%
Argan, Inc. .......................................... United States 281,493 11,594,697
a
WillScot Mobile Mini Holdings Corp. ....................... United States 686,941 12,763,364
24,358,061
Construction Materials 0.5%
Eagle Materials, Inc. ................................... United States 143,809 12,259,717
Electric Utilities 1.7%
IDACORP, Inc. ....................................... United States 481,553 42,246,645
Electrical Equipment 1.3%
Regal Beloit Corp. ..................................... United States 317,969 31,367,642

Franklin Value Investors Trust
Statement of Investments
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components 1.8%
Benchmark Electronics, Inc. ............................. United States 849,804 $ 17,701,417
a
Coherent, Inc. ........................................ United States 10,774 1,348,258
a
FARO Technologies, Inc. ................................ United States 7,199 433,668
a
II-VI, Inc. ............................................ United States 412,418 18,752,647
a
Plexus Corp. ......................................... United States 82,539 5,739,762
43,975,752
Energy Equipment & Services 0.4%
Hunting plc .......................................... United Kingdom 3,325,755 6,009,683
a
Natural Gas Services Group, Inc. ......................... United States 531,000 4,619,700
10,629,383
Equity Real Estate Investment Trusts (REITs) 2.5%
Healthcare Realty Trust, Inc. ............................. United States 623,979 17,346,616
Highwoods Properties, Inc. .............................. United States 670,628 19,964,596
Sunstone Hotel Investors, Inc. ............................ United States 3,170,665 23,526,334
Weingarten Realty Investors ............................. United States 24,600 390,156
61,227,702
Food & Staples Retailing 0.5%
a
BJ's Wholesale Club Holdings, Inc. ........................ United States 307,617 11,778,655
a
Food Products 1.8%
Glanbia plc .......................................... Ireland 4,510,289 42,898,216
Maple Leaf Foods, Inc. ................................. Canada 114,258 2,080,693
44,978,909
Gas Utilities 0.1%
Spire, Inc. ........................................... United States 50,658 2,838,874
Health Care Equipment & Supplies 2.9%
a
Envista Holdings Corp. ................................. United States 1,417,273 37,444,353
a
Integer Holdings Corp. ................................. United States 592,752 34,646,354
72,090,707
Hotels, Restaurants & Leisure 3.0%
a
Dalata Hotel Group plc ................................. Ireland 2,273,463 6,404,704
a
Denny's Corp. ........................................ United States 1,224,181 10,968,662
Jack in the Box, Inc. ................................... United States 660,729 52,897,964
Wyndham Hotels & Resorts, Inc. .......................... United States 49,306 2,293,222
72,564,552
Household Durables 0.6%
a
M/I Homes, Inc. ....................................... United States 380,200 15,557,784
a
Insurance 12.9%
CNO Financial Group, Inc. .............................. United States 3,518,695 62,456,836
Hanover Insurance Group, Inc. (The) ....................... United States 773,483 73,991,384
Horace Mann Educators Corp. ........................... United States 2,031,284 68,880,841
Old Republic International Corp. .......................... United States 4,936,429 80,365,063
Selective Insurance Group, Inc. ........................... United States 638,183 33,223,807
318,917,931
Leisure Products 1.9%
BRP, Inc. ............................................ United States 223,809 12,089,248
Brunswick Corp. ...................................... United States 506,852 32,291,541
Callaway Golf Co. ..................................... United States 126,862 1,965,092
46,345,881

Franklin Value Investors Trust
Statement of Investments
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 18.3%
Astec Industries, Inc. ................................... United States 460,614 $ 23,399,191
Columbus McKinnon Corp. .............................. United States 857,755 29,069,317
b
Greenbrier Cos., Inc. (The) .............................. United States 1,784,607 48,148,697
Hillenbrand, Inc. ...................................... United States 1,824,025 53,352,731
John Bean Technologies Corp. ........................... United States 27,032 2,269,877
a
Meritor, Inc. .......................................... United States 1,001,932 24,387,025
Mueller Industries, Inc. ................................. United States 758,835 21,953,096
Mueller Water Products, Inc., A ........................... United States 4,266,170 44,197,521
Oshkosh Corp. ....................................... United States 718,048 48,367,713
REV Group, Inc. ...................................... United States 448,282 3,519,014
Rexnord Corp. ....................................... United States 1,556,250 49,924,500
a
SPX FLOW, Inc. ...................................... United States 563,242 23,853,299
Timken Co. (The) ..................................... United States 637,997 38,088,421
b
Wabash National Corp. ................................. United States 2,782,764 39,682,215
450,212,617
Metals & Mining 1.5%
Reliance Steel & Aluminum Co. ........................... United States 342,790 37,360,682
Multi-Utilities 2.0%
Black Hills Corp. ...................................... United States 875,108 49,583,619
Oil, Gas & Consumable Fuels 0.9%
Crescent Point Energy Corp. ............................. Canada 17,117,321 21,329,195
Paper & Forest Products 1.4%
Glatfelter Corp. ....................................... United States 2,196,680 31,346,624
Louisiana-Pacific Corp. ................................. United States 121,716 3,478,643
34,825,267
Professional Services 0.9%
a
Huron Consulting Group, Inc. ............................ United States 68,850 2,606,661
Kforce, Inc. .......................................... United States 594,840 20,640,948
23,247,609
Road & Rail 0.3%
Heartland Express, Inc. ................................. United States 427,879 7,834,465
Semiconductors & Semiconductor Equipment 0.2%
a
Advanced Energy Industries, Inc. ......................... United States 37,951 2,560,554
MKS Instruments, Inc. .................................. United States 21,348 2,313,910
4,874,464
Software 0.7%
a
ACI Worldwide, Inc. .................................... United States 543,898 15,865,505
a
Specialty Retail 3.7%
a
Boot Barn Holdings, Inc. ................................ United States 1,197,166 38,333,255
Group 1 Automotive, Inc. ................................ United States 503,698 53,432,284
91,765,539
Textiles, Apparel & Luxury Goods 2.0%
Carter's, Inc. ......................................... United States 404,000 32,905,800
Wolverine World Wide, Inc. .............................. United States 653,669 17,433,352
50,339,152
Thrifts & Mortgage Finance 0.4%
TrustCo Bank Corp. ................................... United States 1,639,400 9,008,503
Total Common Stocks (Cost $2,347,281,923) ....................................
2,383,230,492

Franklin Value Investors Trust
Statement of Investments
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds 0.2%
Machinery 0.2%
Mueller Industries, Inc. , Sub. Note , 6% , 3/01/27 ...............
United States 4,532,000 $ 4,638,774
Total Corporate Bonds (Cost $4,532,000) .......................................
4,638,774
Total Long Term Investments (Cost $2,351,813,923) .............................
2,387,869,266
a
Short Term Investments 2.7%
a a
Country Shares
a
Value
a
Money Market Funds 2.7%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 67,492,583 67,492,583
Total Money Market Funds (Cost $67,492,583) ..................................
67,492,583
Total Short Term Investments (Cost $67,492,583 ) ................................
67,492,583
a
Total Investments (Cost $2,419,306,506) 99.6% ..................................
$2,455,361,849
Other Assets, less Liabilities 0.4% .............................................
8,651,046
Net Assets 100.0% ...........................................................
$2,464,012,895
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
See Note
8
regarding holdings of 5% voting securities.
c
See Note
3
(
f
) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
October 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $89,710,706 $554,371,579 $2,240,812,143
Cost - Non-controlled affiliates (Note 3 f and 8 ) .................. 2,721,839 21,438,515 178,494,363
Value - Unaffiliated issuers ................................ $126,178,798 $598,006,647 $2,281,050,104
Value - Non-controlled affiliates (Note 3 f and 8 ) ................. 2,721,839 21,438,515 174,311,745
Cash .................................................. 11,387 180,720 —
Receivables:
Investment securities sold ................................. 137,885 4,303,293 8,804,909
Capital shares sold ...................................... 59,155 500,604 17,246,513
Dividends and interest ................................... 30,850 704,437 1,771,588
Other assets ............................................ 58 291 849
Total assets ........................................ 129,139,972 625,134,507 2,483,185,708
Liabilities:
Payables:
Investment securities purchased ............................ 391 2,794,305 10,400,973
Capital shares redeemed ................................. 195,676 787,972 6,415,993
Management fees ....................................... 84,685 263,510 1,210,296
Distribution fees ........................................ 20,816 134,171 361 ,614
Transfer agent fees ...................................... 30,318 175,833 617,241
Professional fees ....................................... 53,448 53,706 60,051
Accrued expenses and other liabilities ......................... 11,884 59,559 106,645
Total liabilities ....................................... 397,218 4,269,056 19,172,813
Net assets, at value ............................... $128,742,754 $620,865,451 $2,464,012,895
Net assets consist of:
Paid-in capital ........................................... $84,068,306 $604,609,837 $2,380,299,159
Total distributable earnings (losses) ........................... 44,674,448 16,255,614 83,713,736
Net assets, at value ............................... $128,742,754 $620,865,451 $2,464,012,895

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Class A:
Net assets, at value ..................................... $94,015,372 $538,538,177 $1,123,038,970
Shares outstanding ...................................... 4,318,710 19,521,723 26,844,101
Net asset value per share
a
................................ $21.77 $27.59 $41.84
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $23.04 $29.20 $44.28
Class C:
Net assets, at value ..................................... $— $15,881,126 $77,586,001
Shares outstanding ...................................... — 605,915 2,162,741
Net asset value and maximum offering price per share
a
........... $— $26.21 $35.87
Class R:
Net assets, at value ..................................... $— $4,465,463 $106,201,316
Shares outstanding ...................................... — 161,361 2,570,879
Net asset value and maximum offering price per share ........... $— $27.67 $41.31
Class R6:
Net assets, at value ..................................... $12,298,646 $27,951,959 $510,946,235
Shares outstanding ...................................... 554,804 972,866 11,514,710
Net asset value and maximum offering price per share ........... $22.17 $28.73 $44.37
Advisor Class:
Net assets, at value ..................................... $22,428,736 $34,028,726 $646,240,373
Shares outstanding ...................................... 1,018,826 1,181,647 14,542,591
Net asset value and maximum offering price per share ........... $22.01 $28.80 $44.44
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Value Investors Trust
Financial Statements
Statements of Operations
for the year ended October 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

7
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Investment income:
Dividends: (net of foreign taxes of $3,960, $74,081 and $75,623, respectively)
Unaffiliated issuers ...................................... $2,531,349 $33,366,867 $46,115,738
Non-controlled affiliates (Note 3 f and 8 ) ....................... 29,876 378,772 2,238,467
Interest:
Unaffiliated issuers ...................................... — 477,636 272,676
Total investment income ................................. 2,561,225 34,223,275 48,626,881
Expenses:
Management fees (Note 3 a ) ................................. 1,086,780 3,412,962 13,267,719
Distribution fees: (Note 3c )
    Class A .............................................. 271,558 1,520,529 2,890,045
    Class C .............................................. — 210,172 898,660
    Class R .............................................. — 25,901 583,365
Transfer agent fees: (Note 3e )
    Class A .............................................. 151,777 960,965 2,474,936
    Class C .............................................. — 32,898 192,532
    Class R .............................................. — 8,213 251,326
    Class R6 ............................................. 8,457 21,585 275,649
    Advisor Class .......................................... 30,399 60,075 1,101,799
Custodian fees (Note 4 ) .................................... 935 4,136 14,909
Reports to shareholders .................................... 24,287 99,955 206,079
Registration and filing fees .................................. 53,782 98,835 168,358
Professional fees ......................................... 102,184 113,723 126,096
Trustees' fees and expenses ................................ 11,699 53,587 161,062
Other .................................................. 9,915 19,037 39,908
Total expenses ....................................... 1,751,773 6,642,573 22,652,443
Expense reductions (Note 4 ) ............................. (205) (105) (1,802)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (17,061) (173,264) (321,218)
Net expenses ....................................... 1,734,507 6,469,204 22,329,423
Net investment income .............................. 826,718 27,754,071 26,297,458
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 8,104,616 (51,050,450) 55,880,881
Non-controlled affiliates (Note 3 f and 8 ) ..................... 345,794 — (7,912,991)
Foreign currency transactions .............................. 566 — (112,858)
Net realized gain (loss) ................................ 8,450,976 (51,050,450) 47,855,032
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (31,408,004) (91,259,740) (294,059,259)
Non-controlled affiliates (Note 3 f and 8 ) ..................... (171,000) — 1,231,405
Translation of other assets and liabilities denominated in foreign currencies ........................................... — — 18,710
Net change in unrealized appreciation (depreciation) .......... (31,579,004) (91,259,740) (292,809,144)
Net realized and unrealized gain (loss) .......................... (23,128,028) (142,310,190) (244,954,112)
Net increase (decrease) in net assets resulting from operations ........ $(22,301,310) $(114,556,119) $(218,656,654)

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin MicroCap Value Fund Franklin Mutual U.S. Value Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ............ $826,718 $680,528 $27,754,071 $13,333,162
Net realized gain (loss) ............ 8,450,976 33,575,342 (51,050,450) 55,189,114
Net change in unrealized appreciation
(depreciation) ................. (31,579,004) (36,020,949) (91,259,740) (18,288,428)
Net increase (decrease) in net
assets resulting from operations . (22,301,310) (1,765,079) (114,556,119) 50,233,848
Distributions to shareholders:
Class A ........................ (22,379,215) (10,280,977) (55,980,118) (100,460,949)
Class C ........................ — — (1,950,834) (4,087,821)
Class R ........................ — — (484,796) (947,271)
Class R6 ....................... (3,108,432) (1,173,990) (2,794,097) (4,747,031)
Advisor Class ................... (4,396,451) (2,743,931) (3,607,514) (6,158,856)
Total distributions to shareholders ..... (29,884,098) (14,198,898) (64,817,359) (116,401,928)
Capital share transactions: (Note 2 )
Class A ........................ (12,239,692) (27,468,769) (42,590,380) 20,208,235
Class C ........................ — — (5,609,273) (3,857,048)
Class R ........................ — — (990,297) 101,885
Class R6 ....................... (1,373,665) (722,873) (1,026,422) 2,172,372
Advisor Class ................... (308,576) (20,006,350) (3,496,139) 2,188,459
Total capital share transactions ....... (13,921,933) (48,197,992) (53,712,511) 20,813,903
Net increase (decrease) in net
assets ..................... (66,107,341) (64,161,969) (233,085,989) (45,354,177)
Net assets:
Beginning of year .................. 194,850,095 259,012,064 853,951,440 899,305,617
End of year ...................... $128,742,754 $194,850,095 $620,865,451 $853,951,440

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Small Cap Value Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $26,297,458 $27,746,004
Net realized gain (loss) ................................................. 47,855,032 134,722,504
Net change in unrealized appreciation (depreciation) ........................... (292,809,144) 92,316,108
Net increase (decrease) in net assets resulting from operations ................ (218,656,654) 254,784,616
Distributions to shareholders:
Class A ............................................................. (82,154,393) (194,970,871)
Class C ............................................................. (7,034,679) (20,745,341)
Class R ............................................................. (8,475,708) (22,140,136)
Class R6 ............................................................ (23,812,714) (38,887,793)
Advisor Class ........................................................ (32,065,484) (74,272,104)
Total distributions to shareholders .......................................... (153,542,978) (351,016,245)
Capital share transactions: (Note 2 )
Class A ............................................................. 1,190,848 22,980,976
Class C ............................................................. (14,696,868) (17,085,201)
Class R ............................................................. (14,716,760) (8,153,164)
Class R6 ............................................................ 194,123,939 94,971,019
Advisor Class ........................................................ 196,078,056 (1,200,427)
Total capital share transactions ............................................ 361,979,215 91,513,203
Net increase (decrease) in net assets ................................... (10,220,417) (4,718,426)
Net assets:
Beginning of year ....................................................... 2,474,233,312 2,478,951,738
End of year ........................................................... $2,464,012,895 $2,474,233,312

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
1. Organization and Significant Accounting Policies
Franklin Value Investors Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
three separate funds (Funds) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). The classes of
shares offered within each of the Funds are indicated below.
Class C shares automatically convert to Class A shares
after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Class A, Class R6 & Advisor Class
Franklin MicroCap Value Fund
a
Class A, Class C, Class R , Class R6 & Advisor Class
Franklin Mutual U.S. Value Fund
Franklin Small Cap Value Fund
a
Effective September 19, 2019, the Franklin MicroCap Value Fund reopened to new investors.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE) whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2020, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional
tax reclaims for previously withheld taxes on dividends
earned in those countries (EU reclaims). These additional
filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected as
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
other income in the Statements of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statements of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amounts of foreign taxes Fund shareholders can use as
tax credits in their individual income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2020, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income and Deferred Taxes
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At October 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin MicroCap Value Fund Franklin Mutual U.S. Value Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2020
Shares sold
a
................................... 428,347 $9,501,219 2,819,939 $79,041,978
Shares issued in reinvestment of distributions .......... 830,982 21,572,312 1,561,575 52,656,311
Shares redeemed ............................... (1,916,035) (43,313,223) (6,123,604) (174,288,669)
Net increase (decrease) .......................... (656,706) $(12,239,692) (1,742,090) $(42,590,380)
Year ended October 31, 2019
Shares sold
a
................................... 199,866 $5,669,153 2,456,235 $81,453,635
Shares issued in reinvestment of distributions .......... 366,598 9,861,501 3,113,138 94,452,616
Shares redeemed ............................... (1,533,936) (42,999,423) (4,686,315) (155,698,016)
Net increase (decrease) .......................... (967,472) $(27,468,769) 883,058 $20,208,235
Class C
Class C Shares:
Year ended October 31, 2020
Shares sold ................................... — $— 96,058 $2,582,107
Shares issued in reinvestment of distributions .......... — — 59,874 1,930,328
Shares redeemed
a
.............................. — — (382,275) (10,121,708)
Net increase (decrease) .......................... — $— (226,343) $(5,609,273)
Year ended October 31, 2019
Shares sold ................................... — $— 133,716 $4,182,307
Shares issued in reinvestment of distributions .......... — — 139,445 4,057,855
Shares redeemed
a
.............................. — — (377,860) (12,097,210)
Net increase (decrease) .......................... — $— (104,699) $(3,857,048)
Class R
Class R Shares:
Year ended October 31, 2020
Shares sold ................................... — $— 22,465 $639,551
Shares issued in reinvestment of distributions .......... — — 14,301 484,796
Shares redeemed ............................... — — (70,324) (2,114,644)
Net increase (decrease) .......................... — $— (33,558) $(990,297)
Year ended October 31, 2019
Shares sold ................................... — $— 38,248 $1,294,081
Shares issued in reinvestment of distributions .......... — — 31,068 947,271
Shares redeemed ............................... — — (66,057) (2,139,467)
Net increase (decrease) .......................... — $— 3,259 $101,885
Class R6

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin MicroCap Value Fund Franklin Mutual U.S. Value Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended October 31, 2020
Shares sold ................................... 283,278 $6,707,316 249,050 $7,046,896
Shares issued in reinvestment of distributions .......... 14,928 393,344 79,333 2,776,662
Shares redeemed ............................... (390,000) (8,474,325) (368,427) (10,849,980)
Net increase (decrease) .......................... (91,794) $(1,373,665) (40,044) $(1,026,422)
Year ended October 31, 2019
Shares sold ................................... 122,240 $3,463,495 217,691 $7,414,167
Shares issued in reinvestment of distributions .......... 7,071 192,673 150,326 4,720,226
Shares redeemed ............................... (153,068) (4,379,041) (288,252) (9,962,021)
Net increase (decrease) .......................... (23,757) $(722,873) 79,765 $2,172,372
Advisor Class
Advisor Class Shares:
Year ended October 31, 2020
Shares sold ................................... 386,269 $8,110,912 322,101 $9,451,208
Shares issued in reinvestment of distributions .......... 148,499 3,890,674 99,129 3,481,418
Shares redeemed ............................... (518,374) (12,310,162) (556,465) (16,428,765)
Net increase (decrease) .......................... 16,394 $(308,576) (135,235) $(3,496,139)
Year ended October 31, 2019
Shares sold ................................... 153,813 $4,352,666 237,124 $8,238,997
Shares issued in reinvestment of distributions .......... 98,529 2,671,125 188,703 5,946,008
Shares redeemed ............................... (954,794) (27,030,141) (347,114) (11,996,546)
Net increase (decrease) .......................... (702,452) $(20,006,350) 78,713 $2,188,459
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Small Cap Value Fund
Shares Amount
Class A
Class A Shares:
Year ended October 31, 2020
Shares sold
a
................................... 6,402,049 $258,927,519
Shares issued in reinvestment of distributions .......... 1,479,423 71,322,933
Shares redeemed ............................... (8,004,098) (329,059,604)
Net increase (decrease) .......................... (122,626) $1,190,848
Year ended October 31, 2019
Shares sold
a
................................... 4,761,258 $216,540,419
Shares issued in reinvestment of distributions .......... 4,014,584 166,645,403
Shares redeemed ............................... (7,800,346) (360,204,846)
Net increase (decrease) .......................... 975,496 $22,980,976
Class C
Class C Shares:
Year ended October 31, 2020
Shares sold ................................... 494,796 $17,484,715
Shares issued in reinvestment of distributions .......... 161,132 6,706,295
Shares redeemed
a
.............................. (1,099,019) (38,887,878)
Net increase (decrease) .......................... (443,091) $(14,696,868)
Year ended October 31, 2019
Shares sold ................................... 379,552 $15,084,656
Shares issued in reinvestment of distributions .......... 545,732 19,744,598
Shares redeemed
a
.............................. (1,294,499) (51,914,455)
Net increase (decrease) .......................... (369,215) $(17,085,201)
Class R
Class R Shares:
Year ended October 31, 2020
Shares sold ................................... 620,441 $24,909,293
Shares issued in reinvestment of distributions .......... 174,103 8,306,474
Shares redeemed ............................... (1,162,316) (47,932,527)
Net increase (decrease) .......................... (367,772) $(14,716,760)
Year ended October 31, 2019
Shares sold ................................... 478,896 $21,682,882
Shares issued in reinvestment of distributions .......... 518,689 21,312,926
Shares redeemed ............................... (1,111,892) (51,148,972)
Net increase (decrease) .......................... (114,307) $(8,153,164)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin MicroCap Value Fund pays an investment management fee to Franklin Mutual of 0.75% per year of the average daily net assets of the Fund.
Franklin Small Cap Value Fund
Shares Amount
Class R6 Shares:
Year ended October 31, 2020
Shares sold ................................... 7,493,033 $317,962,776
Shares issued in reinvestment of distributions .......... 404,768 20,618,886
Shares redeemed ............................... (3,313,426) (144,457,723)
Net increase (decrease) .......................... 4,584,375 $194,123,939
Year ended October 31, 2019
Shares sold ................................... 2,794,831 $136,033,244
Shares issued in reinvestment of distributions .......... 762,923 33,339,721
Shares redeemed ............................... (1,529,314) (74,401,946)
Net increase (decrease) .......................... 2,028,440 $94,971,019
Advisor Class
Advisor Class Shares:
Year ended October 31, 2020
Shares sold ................................... 8,573,228 $364,499,694
Shares issued in reinvestment of distributions .......... 492,792 25,181,684
Shares redeemed ............................... (4,498,423) (193,603,322)
Net increase (decrease) .......................... 4,567,597 $196,078,056
Year ended October 31, 2019
Shares sold ................................... 2,698,938 $130,964,534
Shares issued in reinvestment of distributions .......... 1,544,286 67,686,043
Shares redeemed ............................... (4,139,054) (199,851,004)
Net increase (decrease) .......................... 104,170 $(1,200,427)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual U.S. Value Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
Franklin Small Cap Value Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended October 31, 2020, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Gross effective investment management fee rate ........ 0.750% 0.486% 0.582%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
For Franklin Small Cap Value Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended October 31, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended October 31, 2020, investments in affiliated management investment companies were as follows:
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.35%
Compensation Plans:
Class C ............................... — 1.00% 1.00%
Class R ............................... — 0.50% 0.50%
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $5,606 $48,122 $114,899
CDSC retained ........................... $51 $1,860 $22,727
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Transfer agent fees ........................ $76,715 $425,196 $1,737,284
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until February 28, 2021. Prior to March 1, 2020, the Class R6
transfer agent fees for Franklin MicroCap Value Fund and Franklin Small Cap Value Fund were limited to 0.02%.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended October 31, 2020, the custodian fees were reduced as noted in the Statements of Operations.
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a a a a a a a a a
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $ 7,075,299 $ 38,317,684 $ (42,671,144) $ — $ — $ 2,721,839 2,721,839 $ 2 9, 8 7 6
Total Affiliated Securities .... $7,075,299 $38,317,684 $(42,671,144) $— $— $2,721,839 $29,876
Franklin Mutual U.S. Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... 85,446,583 178,082,339 (242,090,407) — — 21,438,515 21,438,515 378,772
Total Affiliated Securities .... $85,446,583 $178,082,339 $(242,090,407) $— $— $21,438,515 $378,772
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $ 59,956,984 $ 571,329,542 $ (563,793,943) $ — $ — $ 67,492,583 67,492,583 $ 319,694
Total Affiliated Securities .... $59,956,984 $571,329,542 $(563,793,943) $— $— $67,492,583 $319,694
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2020, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended October 31, 2020 and 2019, was as follows:
At October 31, 2020, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and wash sales.
Franklin MicroCap Value Fund and Franklin Small Cap Value Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
Franklin Mutual
U.S. Value Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 33,039,100
Long term ............................. 18,056,763
Total capital loss carryforwards ............ $51,095,863
Franklin MicroCap Value Fund Franklin Mutual U.S. Value Fund
2020 2019 2020 2019
Distributions paid from:
Ordinary income ........................ $775,806 $904,179 $12,937,860 $14,688,247
Long term capital gain .................... 29,108,292 13,294,719 51,879,499 101,713,681
$29,884,098 $14,198,898 $64,817,359 $116,401,928
Franklin Small Cap Value Fund
2020 2019
Distributions paid from:
Ordinary income ........................ $30,344,654 $52,977,100
Long term capital gain .................... 123,198,324 298,039,145
$153,542,978 $351,016,245
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
a a a a
Cost of investments ....................... $92,724,188 $577,044,188 $2,431,312,024
Unrealized appreciation ..................... $47,775,245 $93,788,475 $246,782,822
Unrealized depreciation ..................... (11,598,796) (51,387,501) (222,732,997)
Net unrealized appreciation (depreciation) ....... $36,176,449 $42,400,974 $24,049,825
Distributable earnings:
Undistributed ordinary income ................ $743,474 $24,950,507 $53,475,345
Undistributed long term capital gains ........... 7,754,530 — 6,179,976
Total distributable earnings .................. $8,498,004 $24,950,507 $59,655,321

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2020, were as follows:
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the year ended October 31, 2020, investments in “affiliated companies” were as follows:
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Purchases .............................. $43,929,217 $373,130,975 $1,712,476,961
Sales .................................. $82,663,070 $391,701,504 $1,495,644,076
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Dividends
Full House Resorts, Inc. .... $ 4,249,282 $ — $ (2,177,928) $ 115,894 $ —
a
$ —
a
—
a
$ —
Origen Financial, Inc. ...... 171,000 — (229,900)
b
229,900 (171,000) —
c
— —
Total Affiliated Securities
(Value is —% of Net Assets) $4,420,282 $— $(2,407,828) 345,794 (171,000) $— $—
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
First of Long Island Corp. (The) $ 28,845,405 $ — $ — $ — $ (9,857,155) $ 18,988,250 1,230,606 $ 898,342
Greenbrier Cos., Inc. (The) .. 12,899,902 47,049,649 (6,520,124) (7,912,991) 2,632,26 1 48,148,697 1,784,607 712,149
Wabash National Corp . ..... — 31,225,916 — — 8,456,299 39,682,215 2,782,764 308,28 2
Total Affiliated Securities
(Value is 4.3% of Net Assets) $41,745,307 $78,275,565 $(6,520,124) $ (7,912,991) $ 1,231,40 5 $106,819,162 $1,918,773
a
As of October 31, 2020, no longer an affiliate.
b
May include accretion, amortization, partnership adjustments, and/or corporate actions.
c
As of October 31, 2020, no longer held by the fund.

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit
Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended October 31, 2020, the Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2020, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 126,178,798 $ — $ — $ 126,178,798
Short Term Investments ................... 2,721,839 — — 2,721,839
Total Investments in Securities ........... $128,900,637 $— $— $128,900,637
Franklin Mutual U.S. Value Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ 592,141,476 — — 592,141,476
Corporate Bonds ........................ — 5,865,171 — 5,865,171
Short Term Investments ................... 21,438,515 — — 21,438,515
Total Investments in Securities ........... $613,579,991 $5,865,171 $— $619,445,162
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 4,761,019 — 4,761,019
Auto Components ...................... 2,076,960 — — 2,076,960
Automobiles .......................... 55,373,596 — — 55,373,596
Banks ............................... 338,435,489 — — 338,435,489

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Building Products ...................... $ 99,215,947 $ — $ — $ 99,215,947
Capital Markets ........................ 25,245,340 — — 25,245,340
Chemicals ........................... 185,158,026 — — 185,158,026
Commercial Services & Supplies ........... 34,616,737 — — 34,616,737
Communications Equipment .............. 30,962,566 — — 30,962,566
Construction & Engineering ............... 24,358,061 — — 24,358,061
Construction Materials .................. 12,259,717 — — 12,259,717
Electric Utilities ........................ 42,246,645 — — 42,246,645
Electrical Equipment .................... 31,367,642 — — 31,367,642
Electronic Equipment, Instruments &
Components ........................ 43,975,752 — — 43,975,752
Energy Equipment & Services ............. 10,629,383 — — 10,629,383
Equity Real Estate Investment Trusts (REITs) . 61,227,702 — — 61,227,702
Food & Staples Retailing ................. 11,778,655 — — 11,778,655
Food Products ........................ 2,080,693 42,898,216 — 44,978,909
Gas Utilities .......................... 2,838,874 — — 2,838,874
Health Care Equipment & Supplies ......... 72,090,707 — — 72,090,707
Hotels, Restaurants & Leisure ............. 66,159,848 6,404,704 — 72,564,552
Household Durables .................... 15,557,784 — — 15,557,784
Insurance ............................ 318,917,931 — — 318,917,931
Leisure Products ....................... 46,345,881 — — 46,345,881
Machinery ............................ 450,212,617 — — 450,212,617
Metals & Mining ....................... 37,360,682 — — 37,360,682
Multi-Utilities .......................... 49,583,619 — — 49,583,619
Oil, Gas & Consumable Fuels ............. 21,329,195 — — 21,329,195
Paper & Forest Products ................. 34,825,267 — — 34,825,267
Professional Services ................... 23,247,609 — — 23,247,609
Road & Rail .......................... 7,834,465 — — 7,834,465
Semiconductors & Semiconductor Equipment . 4,874,464 — — 4,874,464
Software ............................. 15,865,505 — — 15,865,505
Specialty Retail ........................ 91,765,539 — — 91,765,539
Textiles, Apparel & Luxury Goods .......... 50,339,152 — — 50,339,152
Thrifts & Mortgage Finance ............... 9,008,503 — — 9,008,503
Corporate Bonds ........................ — 4,638,774 — 4,638,774
Short Term Investments ................... 67,492,583 — — 67,492,583
Total Investments in Securities ........... $2,396,659,136 $58,702,713 $— $2,455,361,849
a
For detailed categories, see the accompanying Statement of Investments.
10. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
10. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Franklin Value Investors Trust and Shareholders of Franklin MicroCap Value Fund, Franklin Mutual
U.S. Value Fund, and Franklin Small Cap Value Fund:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Franklin Value Investors Trust (the “Trust”)
(comprising Franklin MicroCap Value Fund, Franklin Mutual U.S. Value Fund (formerly, Franklin Balance Sheet Investment
Fund), and Franklin Small Cap Value Fund (collectively referred to as the “Funds”), including the statements of investments, as of October 31, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Franklin Value
Investors Trust at October 31, 2020, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the two years in the period then ended October 31, 2017 for each of the Funds were audited by another auditor, who expressed an unqualified opinion in their report, dated December 18, 2017.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
December 18, 2020

Franklin Value Investors Trust
Tax Information (unaudited)

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Annual Report
Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended October 31, 2020:
Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)
(A) of the Internal Revenue Code for the fiscal year ended October 31, 2020:
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended October 31,
2020:
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal
Revenue Code for the fiscal year ended October 31, 2020:
Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form
1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
Franklin
MicroCap Value
Fund
Franklin
Mutual U.S.
Value Fund
Franklin
Small Cap
Value
Fund
$30,095,347 $51,879,499 $123,980,817
Franklin
MicroCap
Value Fund
Franklin
Small Cap
Value Fund
$269,332 $4,204,979
Franklin
MicroCap Value
Fund
Franklin
Mutual U.S.
Value
Fund
Franklin
Small Cap
Value
Fund
100.00% 100.00% 100.00%
Franklin
MicroCap Value
Fund
Franklin
Mutual U.S.
Value
Fund
Franklin
Small Cap
Value
Fund
$2,109,045 $32,299,065 $43,228,002

Franklin Value Investors Trust
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edward I. Altman, Ph.D. (1941) Trustee Since 2015 11 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance, Emeritus and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School
of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly , Vice Director, Salomon Center, Stern School of Business, New York University.
Ann Torre Bates (1958) Chairperson and
Trustee
Chairperson since
January 2020 and
Trustee since 2015
30 Ares Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Burton J. Greenwald (1929) Trustee Since 2001 11 Franklin Templeton Emerging
Markets Debt Opportunities Fund
PLC (1999-present) and formerly ,
Fiduciary International Ireland
Limited (1999-2015).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Managing Director, B.J. Greenwald Associates (management consultants to the financial services industry); and formerly , Chairman,
Fiduciary Trust International Funds; Executive Vice President, L.F. Rothschild Fund Management, Inc.; President and Director, Merit Mutual
Funds; President, Underwriting Division and Director, National Securities & Research Corporation; Governor, Investment Company Institute;
and Chairman, ICI Public Information Committee.
Keith E. Mitchell (1954) Trustee Since 2015 11 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly , Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC ( formerly ,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.

Franklin Value Investors Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
David W. Niemiec (1949) Trustee Since 2011 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Jan Hopkins Trachtman (1947) Trustee Since 2015 11 FinTech Acquisition Corp. III
(special purpose fintech acquisition
company) (2018-present) and
FTAC Olympus Acquisition Corp.
(special purpose fintech acquisition
company) (August 2020-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); serves on Alumni Advisory Board of Knight Bagehot
Fellowship; and formerly , President, Economic Club of New York (2007-2015); Anchor/Correspondent, CNN Financial News (until 2003);
Managing Director and Head of Client Communications, Citigroup
Private
Bank (until 2005); Off-Air Reporter, ABC News' World News Tonight;
and Editor, CBS Network News.
Robert E. Wade (1946) Trustee Since 2004 30 El Oro Ltd (investments) (2003-
2019).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Gregory H. Williams (1943) Trustee Since 2008 11 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly , President, University of Cincinnati (2009-2012); President, The City College of New York (2001-
2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law,
University of Iowa (1977-1993).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2015 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
Independent Board Members
(continued)

Franklin Value Investors Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Jennifer M. Johnson (1964) Trustee Since 2015 52 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton; and formerly , Chief Operating
Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin
Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Secretary and
Vice President
Secretary since 2005
and Vice
President since 2009
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Rupert H. Johnson, Jr. (1940) Vice President Since 1989 126 Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2012 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 15 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer of Resources.
Note 1: Gregory E. Johnson and Jennifer M. Johnson are siblings.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective October 17, 2020, Charles Rubens, II ceased to be a trustee of the Trust.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2015. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2011, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Peter A. Langerman (1955) President and
Chief Executive
Officer –
Investment
Management
Since 2017 6 None
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Chief Executive Officer and Executive Vice President, Franklin Mutual Advisers, LLC; and officer and/or director, as the case may be, of three of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President
– AML
Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President Since 2011 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
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to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec and are independent
Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

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Board Review of Investment Management
Agreements
FRANKLIN VALUE INVESTORS TRUST
Franklin MicroCap Value Fund
Franklin Mutual U.S. Value Fund
Franklin Small Cap Value Fund
(each a Fund)
The Board of Trustees (Board), including a majority of
trustees that are not “interested persons” as such term is
defined in section 2(a)(19) of the Investment Company Act of
1940 (hereinafter referred to as “independent trustees”), at a meeting held on May 14, 2020, unanimously approved the
renewal of the Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose
of considering such renewal, the independent trustees
participated in two other meetings held in connection
with the renewal process. Throughout the process, the
independent trustees received assistance and advice
from and met separately with independent counsel. The
independent trustees met with and interviewed officers of
the investment manager (including portfolio managers),
the transfer agent and shareholder services group and
the distributor. In approving the renewal of the investment
management agreement for the Fund, the Board, including
the independent trustees, determined that the investment
management fee structure was fair and reasonable and that
continuance of the agreement was in the best interests of
the Fund and its shareholders.
In reaching their decision on the investment management
agreement, the trustees took into account information
furnished throughout the year at regular Board meetings,
as well as information specifically requested and furnished
for the renewal process, which culminated in the meetings
referred to above for the specific purpose of considering
such agreement. Information furnished throughout the year
included, among others, reports on the Fund’s investment
performance, expenses, portfolio composition, portfolio
brokerage execution, client commission arrangements,
derivatives, securities lending, asset segregation, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales
and redemptions, and marketing support payments made
to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin
Templeton Investments (FT) complex in comparison with
those charged to other fund complexes deemed comparable.
Also, related financial statements and other information
about the scope and quality of services provided by the
investment manager and its affiliates and enhancements to
such services over the past year were provided. In addition, the trustees received periodic reports throughout the year
and during the renewal process relating to compliance with
the Fund’s investment policies and restrictions. During the
renewal process, the independent trustees considered
the investment manager’s methods of operation within
the Franklin Templeton group and its activities on behalf
of other clients. The Board also noted that it received an
annual report on all payments made by FT or the Fund to
financial intermediaries engaged in the sale of Fund shares, as well as a memorandum relating to third-party servicing
arrangements in response to a Guidance Update from the
U.S. Securities and Exchange Commission (SEC) relating to
mutual fund distribution and sub-accounting fees.
The information obtained by the trustees during the
renewal process also included a special report prepared
by Broadridge Financial Solutions, Inc., an independent
third-party analyst that utilizes data from Lipper, Inc.
(“Lipper”), comparing the Fund’s investment performance
and expenses with those of other mutual funds deemed
comparable to the Fund as selected by Lipper (Broadridge
Section 15(c) Report). The trustees reviewed the Broadridge
Section 15(c) Report and its usefulness in the renewal
process with respect to matters such as comparative fees,
expenses, expense ratios, performance and volatility. They
concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study
(Profitability Study) prepared by management discussing
the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees
continued to receive reports on management’s handling of
recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent
trustees were satisfied with the actions taken to date by
management in response to such regulatory and legal
matters.
The trustees reviewed the personnel, operations, financial
condition, and investment management capabilities,
methodologies and resources of the investment manager.
As part of this review, particular attention was given to
management’s diligent risk management program, including
continual monitoring and management of cybersecurity,
liquidity and counterparty credit risk, and attention given to

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derivatives and other complex instruments that are held and expected to be held by the Fund and how such instruments
are used to carry out the Fund’s investment goal(s).
The Board also took into account, among other things,
management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by
FT to provide a source of cash for temporary and emergency
purposes or to meet unusual redemption requests as well
as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund
business. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity and liquidity risk management. The Board
also recognized management’s commitment to facilitating
Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting.
In addition to the above and other matters considered by
the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the
Board’s decision. This discussion of the information and
factors considered by the Board (including the information
and factors discussed above) is not intended to be
exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors
considered, the Board did not, unless otherwise noted, find
it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
Nature, Extent and Quality of Services
The trustees reviewed the nature, extent and quality of the
services provided, and to be provided, by the investment
manager. The trustees cited the investment manager’s
ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as
reasons that shareholders choose to invest, and remain
invested, in the Fund. The trustees reviewed the Fund’s
portfolio management team, including its performance,
staffing, skills and compensation program. With respect to
portfolio manager compensation, management assured
the trustees that the Fund’s long-term performance is a
significant component of incentive-based compensation
and noted that a portion of a portfolio manager’s incentive-
based compensation is paid in shares of pre- designated
funds from the portfolio manager’s fund management area.
The trustees noted that the portfolio manager compensation
program aligned the interests of the portfolio managers with that of shareholders of the Fund. The trustees discussed
with management various other products, portfolios and
entities that are advised by the investment manager and the
allocation of assets and expenses among and within them,
as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular
Board meetings and the aforementioned meetings of the
independent trustees, the trustees received reports and
presentations on the investment manager’s best execution
trading policies. The trustees considered periodic reports
provided to them showing that the investment manager
complied with the investment policies and restrictions of the
Fund as well as other reports periodically furnished to the
Board covering matters such as the compliance of portfolio
managers and other management personnel with the code
of ethics covering the investment management personnel,
the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations.
The Board noted the extent of the benefits provided to Fund
shareholders from being part of the Franklin Templeton
group of funds, including the right to exchange investments
between funds (same class) without a sales charge, the
ability to reinvest Fund dividends into other funds and the
right to combine holdings of other funds to obtain reduced
sales charges. The Board considered the investment
manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC
and other requirements.
The Board considered the nature, extent and quality of
the services to be provided under the Fund’s other service
agreements to determine that, on an overall basis, Fund
shareholders were well served. In this connection, the
Board also took into account transfer agent and shareholder
services provided to Fund shareholders by an affiliate of
the investment manager, noting continuing expenditures by
management to increase and improve the scope of such
services and favorable periodic reports on shareholder
services conducted by independent third parties. While such
considerations directly affected the trustees’ decision in
renewing the Fund’s transfer agent and shareholder services
agreement, the Board also considered these commitments
as incidental benefits to Fund shareholders deriving from the investment management relationship.
Based on their review, the trustees were satisfied with the
nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to the
Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value
investment approach of the Fund and to provide quality
services to the Fund and its shareholders.

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Investment Performance
The trustees reviewed and placed significant emphasis
on the investment performance of the Fund over the one-,
three-, five- and 10-year periods ended December 31, 2019.
They considered the history of performance of the Fund
relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks, style drift
and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods.
The trustees had meetings during the year, including the
meetings referred to above held in connection with the
renewal process, with the Fund’s portfolio managers to
discuss performance and the management of the Fund.
In addition to the materials provided by management in
connection with the renewal process, the independent
trustees requested throughout the year (and received)
additional presentations from the investment manager
and senior management of FT regarding the performance
of the investment manager and the Fund. As part of
these presentations, the investment manager and senior
management of FT reviewed enhancements that have been
made, and are being made, to the investment manager’s
investment process. In addition, it was noted that senior
management of FT is conducting a review of the investment
manager and the Fund and will report the results thereof to
the independent trustees when completed.
Particular attention in assessing performance was given to
the Broadridge Section 15(c) Report. That report showed
the investment performance of the Fund (Class A shares) in
comparison to other funds determined comparable by Lipper.
Franklin Mutual U.S. Value Fund – The comparable funds
to the Fund, as chosen by Lipper, included all retail and
institutional multi-cap value funds. The Fund had total
returns in the middle performing quintile for the one-year
period ended December 31, 2019, and had annualized
total returns for the three- and five-year periods in the
second-lowest performing quintiles. The trustees noted
that the Fund’s total return on an annualized basis for
the 10-year period ended December 31, 2019 was in the
lowest performing quintile. The trustees also compared
Fund performance to other industry benchmarks, including
measures of risk-adjusted performance of a fund, as part
of their evaluation of investment performance. The trustees
discussed with management the reasons for the relative
underperformance for the three-, five- and 10-year periods
ended December 31, 2019. While disappointed with the
relative underperformance of the Fund, the Board did not
believe that any changes with respect to the Fund were
warranted at the time, particularly as the enhancements to
the investment manager’s investment process continue to be
implemented and as the review being conducted by senior
management of FT is in process. The Board noted that it
would continue to monitor future performance.
Franklin MicroCap Value Fund – The comparable funds
to the Fund, as chosen by Lipper, included all retail and
institutional small-cap value funds. The Fund had total
returns in the lowest performing quintile for the one-year
period ended December 31, 2019, and had annualized total
returns for the three- and five-year periods in the second-
lowest performing quintile. The trustees noted that the
Fund’s total return on an annualized basis for the 10-year
period ended December 31, 2019 was in the second-
lowest performing quintile. The trustees also compared
Fund performance to other industry benchmarks, including
measures of risk-adjusted performance of a fund, as part
of their evaluation of investment performance. The trustees
discussed with management the reasons for the relative
underperformance for the one-, three-, five-, and 10-year
periods ended December 31, 2019. While disappointed
with the relative underperformance of the Fund, the Board
did not believe that any changes with respect to the Fund
were warranted at the time, particularly given the recent
appointment of a new lead portfolio manager in July, 2019
and as the enhancements to the investment manager’s
investment process continue to be implemented. The Board
noted that it would continue to monitor future performance
and, when available, would evaluate the results of the review being conducted by senior management of FT.
Franklin Small Cap Value Fund – The comparable funds
to the Fund, as chosen by Lipper, included all retail and
institutional small-cap value funds. The Fund had total
returns in the best performing quintile for the one-year period ended December 31, 2019, and had annualized total returns
for the three- and five-year periods in the best performing
quintiles. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended December
31, 2019 was in the second-best performing quintile. The
Board was satisfied with such comparative performance.
The trustees also compared Fund performance to other
industry benchmarks, including measures of risk-adjusted
performance of a fund, as part of their evaluation of
investment performance. The trustees concluded that the
Fund had continued to perform well in comparison to its
various benchmarks and in the context of the Fund’s goal.

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Comparative Expenses and Management Profitability
The trustees considered the cost of the services provided
and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with the Fund. As part of the renewal process, the trustees
explored with management the trends in expense ratios over
the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In
considering the appropriateness of the management fee and
other expenses charged to the Fund, the Board took into
account various factors including investment performance
and matters relating to Fund operations, including, but
not limited to, the quality and experience of its portfolio
managers and research staff. Consideration was also
given to a comparative analysis in the Broadridge Section
15(c) Report of the investment management fee and total
expense ratio of the Fund in comparison with those of a
group of other funds selected by Lipper as its appropriate
Lipper expense group. Lipper expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed
the independent analysis conducted by Lipper to be an
appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to the
Fund’s contractual management fee in comparison with the
contractual management fee that would have been charged
by other funds within its Lipper expense group assuming
they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its
Lipper expense group. The Lipper contractual management
fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative
consistency, are shown by Lipper for Fund Class A shares.
Franklin Mutual U.S. Value Fund – The Fund’s contractual
management fee rate was in the least expensive quintile of
its Lipper expense group and its total expenses were in the
second-least expensive quintile of such group. The Board
was satisfied with such comparative fees and expenses.
Franklin MicroCap Value Fund – The Fund’s contractual
management fee rate was in the least expensive quintile of
its Lipper expense group and its total expenses were also in the least expensive quintile of such group. The Board was
satisfied with such comparative fees and expenses.
Franklin Small Cap Value Fund – The Fund’s contractual
management fee rate was in the least expensive quintile of
its Lipper expense group and its total expenses were also in the least expensive quintile of such group. The Board was
satisfied with such comparative fees and expenses.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall
U.S. fund business, as well as profitability to the Funds'
investment manager and its affiliates, from providing
investment management and other services to the Fund
during the 12-month period ended September 30, 2019,
the most recent fiscal year-end of Franklin Resources, Inc.
The trustees reviewed the basis on which such reports are
prepared and the cost allocation methodology utilized in
the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing
different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was
reviewed by independent accountants on an every other
year basis.
The independent trustees met with management to discuss
the Profitability Study. This included, among other things,
a comparison of investment management income with
investment management expenses of the Fund; comparison
of underwriting revenues and expenses; the relative
relationship of investment management and underwriting
expenses; shareholder servicing profitability; economies
of scale; and the relative contribution of the Fund to the
profitability of the investment manager and its parent.
In discussing the Profitability Study with the Board, the
investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate
the type of mutual fund operations conducted by it and its
affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.
The Board also took into account management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to meet additional regulatory and compliance requirements. The trustees also considered
the extent to which the investment manager may derive
ancillary benefits from Fund operations, including those
derived from economies of scale, discussed below, the
allocation of Fund brokerage and the use of commission
dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the
trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

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Economies of Scale
The Board considered economies of scale realized by the
investment manager and its affiliates as the Funds grow
larger and the extent to which they are shared with Funds
shareholders, as for example, in the level of the investment management fee charged, in the quality and efficiency of
services rendered and in increased capital commitments
benefiting the Funds directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as
some funds increase in size, at some point economies of
scale may result in the investment manager realizing a
larger profit margin on investment management services
provided to such a fund. With respect to all Funds other than the Franklin MicroCap Value Fund, the trustees also noted
that benefits of economies of scale will be shared with Fund shareholders due to the decline in the effective investment
management fee rate as breakpoints are achieved by the
Fund.
With respect to the Franklin MicroCap Value Fund, the fee
structure under the investment management agreement
for the Fund provides a flat fee of 0.75% at all asset levels.
It was noted the Fund primarily invests in domestic and
foreign securities with a market capitalization of less than
$500 million that are believed to be undervalued at the time of purchase. Management stated its belief that such limited
investment options curtail the potential size of the Fund,
thus preventing the type of economies of scale that might
benefit other funds from increases in size and also pointed
out that the Fund, whose asset size was approximately
$115 million as of March 31, 2020, had been closed to new
investors, with limited exceptions, since January 14, 2004,
and reopened to new investors effective September 19,
2019. Management also expressed its view that this fee
was relatively low for this type of a fund and pointed out the favorable comparison of fees and expenses within its Lipper
expense group. The independent trustees acknowledged
that management’s explanation provided a reasonable
basis for believing the existing fee rate under the investment management agreement was fair and that, in view of the
Fund’s current modest size, management was not benefiting
from any meaningful economies of scale in its management
of the Fund, but would continue to monitor such matters.
With respect to all of the other Funds, the trustees noted
that breakpoints had been instituted as part of the Fund’s
investment management fee and that the Board regularly
evaluates whether additional breakpoints are appropriate.
The trustees assessed the savings to shareholders resulting
from such breakpoints and believed they were, and continue
to be, appropriate and they agreed to continue to monitor
the appropriateness of the breakpoints. The trustees
also considered the effects an increase in assets under
management would have on the investment management
fee and expense ratio of the Fund. To the extent further
economies of scale may be realized by the investment
manager and its affiliates, the Board believed the investment management fees provide a sharing of benefits with the
Fund and its shareholders.
Liquidity Risk Management Program –
Funds no HLIM
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the Securities and Exchange Commission (“SEC”) (on a
non-public basis) and to the Board if the Fund’s holdings of
Illiquid assets exceed 15% of the Fund’s net assets. Funds
with HLIMs must have procedures for addressing HLIM
shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive
calendar days, reporting to the SEC (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.

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In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive each Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

FVIT A 12/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Value Investors Trust
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Edward I. Altman,
Ph.D., Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $85,366 for the fiscal year ended October 31, 2020 and $94,000 for the fiscal year ended October 31, 2019.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $147 for the fiscal year ended October 31, 2020 and $402 for the fiscal year ended October 31, 2019. The services for which these fees were paid included identifying passive foreign investment companies to manage exposure to tax liabilities.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $91,000 for the fiscal year ended October 31, 2020 and $89,484 for the fiscal year ended October 31, 2019.  The services for which these fees were paid included technical tax consultation for  withholding tax report to foreign governments, application of local country tax laws and tax advice and India tax compliance services.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:
      (i)   pre-approval of all audit and audit related services;
      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;
      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and
      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $91,147 for the fiscal year ended October 31, 2020 and $89,866 for the fiscal year ended October 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee
 of Listed Registrants. N/A

Item 6.  Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls. During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.          N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By S\MATTHEW T. HINKLE________________________
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date  December 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE_________________________
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date  December 28, 2020

By S\ROBERT G. KUBILIS_________________________
Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer
Date  December 28, 2020